NATIONWIDE VLI

SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 15, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 24, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)1

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from December 12, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 10, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 22, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	194	$6,242	$6,362	$-	$6,362	$-	$6,362
ALVDAA	1,809	18,766	17,677	-	17,677	-	17,677
ALVIVB	8,903	125,802	134,085	-	134,085	-	134,085
ALVSVA	143,882	2,553,356	2,635,915	-	2,635,915	6	2,635,909
WFVSCG	49,271	544,786	459,702	-	459,702	41	459,661
AMVBC4	19,095	314,237	312,012	-	312,012	-	312,012
AMVGS4	303	5,154	5,154	-	5,154	-	5,154
AMVGV2	999	9,579	9,450	-	9,450	-	9,450
BRVGA1	113,001	1,929,215	1,862,257	446	1,862,703	-	1,862,703
BRVHYI	41,319	295,104	285,514	1,733	287,247	-	287,247
MLVGA2	164,811	3,068,939	2,696,300	552	2,696,852	-	2,696,852
DSIF	129,071	7,684,185	10,294,736	-	10,294,736	53	10,294,683
DVSCS	246,231	4,281,528	4,774,412	-	4,774,412	469	4,773,943
DWVSVS	7,762	266,993	312,402	1	312,403	-	312,403
DFVGB	21,450	220,880	208,921	2	208,923	-	208,923
DFVGMI	9,116	134,777	149,042	-	149,042	-	149,042
DFVIPS	10,024	91,771	89,912	20	89,932	-	89,932
DFVIS	20,742	238,332	240,403	1	240,404	-	240,404
DFVIV	14,918	180,874	203,632	-	203,632	-	203,632
DFVSTF	29,967	311,618	301,763	-	301,763	-	301,763
DFVULV	17,155	491,742	558,390	160	558,550	-	558,550
DFVUTV	16,342	370,802	368,831	34	368,865	-	368,865
DSGIBA	46,104	1,035,952	1,090,357	-	1,090,357	-	1,090,357
FQB	126,852	1,354,631	1,296,424	35	1,296,459	-	1,296,459
FCS	59,725	3,144,086	3,432,976	-	3,432,976	2	3,432,974
FEIS	274,355	6,406,395	7,232,009	-	7,232,009	2	7,232,007
FEMS	23,001	296,409	264,745	49	264,794	-	264,794
FF10S	38,013	458,409	436,389	13	436,402	-	436,402
FF20S	248,704	3,358,118	3,143,613	-	3,143,613	59	3,143,554
FF30S	385,767	5,635,682	6,303,436	7	6,303,443	-	6,303,443
FGS	131,414	11,868,896	12,609,182	14	12,609,196	-	12,609,196
FIGBS	446,442	5,416,543	4,826,036	2,966	4,829,002	-	4,829,002
FMCS	238,860	8,519,581	8,818,718	-	8,818,718	418	8,818,300
FNRS2	202,885	3,776,043	5,078,222	113	5,078,335	-	5,078,335
FOS	128,501	3,032,391	3,252,371	-	3,252,371	244	3,252,127
FRESS	7,594	137,176	133,343	1	133,344	-	133,344
FVSS	17,288	271,456	266,760	-	266,760	-	266,760
FVSS2	12,023	209,404	189,122	-	189,122	-	189,122
FTVDM2	138,824	1,228,721	1,173,061	-	1,173,061	1	1,173,060
FTVFA1	13,719	73,900	72,573	25	72,598	-	72,598
FTVFA2	89,831	456,335	470,715	1	470,716	-	470,716
FTVGB1	37,144	563,614	447,960	-	447,960	802	447,158
FTVGI2	129,881	1,952,837	1,478,045	-	1,478,045	1	1,478,044
FTVIS1	24,933	388,782	376,988	31	377,019	-	377,019
FTVIS2	179,508	2,645,968	2,577,729	-	2,577,729	-	2,577,729
FTVMD1	1,298	26,392	23,839	-	23,839	-	23,839
FTVSVI	416,822	6,141,645	6,385,718	-	6,385,718	929	6,384,789
TIF2	119,058	1,601,771	1,638,232	11	1,638,243	-	1,638,243
GVGMNS	9,293	104,206	114,302	1	114,303	-	114,303
GVMSAS	7,329	66,673	65,450	-	65,450	-	65,450
RVARS	4,324	114,515	102,654	1	102,655	-	102,655
ACEG	12,263	748,110	975,240	-	975,240	1	975,239
AVMCCI	5,816	56,283	64,908	1	64,909	-	64,909
IVBRA1	235,787	2,275,833	1,997,119	5	1,997,124	-	1,997,124
OVAG	20,809	1,549,092	1,623,724	-	1,623,724	18	1,623,706
OVGS	158,532	6,049,629	6,339,693	-	6,339,693	5	6,339,688
OVIG	1,114,154	2,457,876	2,050,043	33	2,050,076	-	2,050,076
OVSB	87,568	406,321	375,667	531	376,198	-	376,198
OVSC	104,848	2,582,123	3,066,795	-	3,066,795	-	3,066,795
WRASP	344,312	3,107,834	3,198,657	688	3,199,345	-	3,199,345

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WRBDP	1,395	7,191	6,487	11	6,498	-	6,498
WRBP	2,314	13,942	14,252	-	14,252	-	14,252
WRGNR	1,010	4,269	4,494	6	4,500	-	4,500
WRHIP	234,948	747,347	688,399	1	688,400	-	688,400
WRMCG	62,253	693,229	618,172	-	618,172	9	618,163
WRPAP	7,286	30,975	29,582	40	29,622	-	29,622
WRPMAP	6,310	28,048	26,315	-	26,315	1	26,314
WRSCP	1,015	8,176	6,667	7	6,674	-	6,674
WRSTP	642	16,386	18,689	12	18,701	-	18,701
JACAS	92,738	3,949,834	4,735,216	-	4,735,216	10	4,735,206
JAEI	36,427	2,821,589	3,066,417	32	3,066,449	-	3,066,449
JAGTS	448,989	7,486,384	9,500,617	324	9,500,941	-	9,500,941
JAIGS	67,797	1,973,913	2,831,860	-	2,831,860	21	2,831,839
JAWGS	390	26,769	27,262	-	27,262	-	27,262
LPVCII	956	21,922	20,269	-	20,269	-	20,269
LVCLGI	404	19,250	19,162	-	19,162	-	19,162
LACIP2	28,163	259,371	258,766	57	258,823	-	258,823
LACIPS	106,631	979,749	977,169	-	977,169	38	977,131
LACMV2	189,338	3,632,282	3,721,809	43	3,721,852	-	3,721,852
LOVTRC	77,935	1,182,089	1,082,512	1	1,082,513	-	1,082,513
MNDIC	63,118	1,080,711	871,657	-	871,657	-	871,657
MV2IGI	77,636	1,663,627	1,859,389	1	1,859,390	-	1,859,390
MV3MVI	40,890	399,003	433,027	11	433,038	-	433,038
MVFIC	506,529	10,261,254	10,956,223	1,633	10,957,856	-	10,957,856
MVIGIC	31,320	463,074	494,547	-	494,547	-	494,547
MVIVIC	22,872	678,341	681,357	68	681,425	-	681,425
MVIVSC	84,566	2,383,789	2,466,776	-	2,466,776	1	2,466,775
DTRTFB	23,327	203,535	186,853	-	186,853	-	186,853
EIF	269,641	5,319,794	5,454,840	848	5,455,688	-	5,455,688
GBF	273,788	2,902,516	2,532,543	3,915	2,536,458	-	2,536,458
GEM	255,058	3,085,598	2,803,085	120	2,803,205	-	2,803,205
GIG	83,978	887,403	980,026	28	980,054	-	980,054
GVAAA2	468,873	11,968,696	13,325,373	-	13,325,373	5	13,325,368
GVABD2	110,336	1,249,300	1,213,691	-	1,213,691	1	1,213,690
GVAGG2	101,705	3,445,095	3,810,882	352	3,811,234	-	3,811,234
GVAGI2	37,491	2,156,961	2,767,208	5	2,767,213	-	2,767,213
GVAGR2	81,259	7,833,020	11,095,046	23	11,095,069	-	11,095,069
GVDMA	4,777,868	51,487,660	48,352,027	-	48,352,027	5,687	48,346,340
GVDMC	100,554	1,018,225	981,406	-	981,406	1	981,405
GVEX1	2,473,004	24,778,107	28,043,865	-	28,043,865	2,798	28,041,067
GVIDA	1,016,041	11,367,976	11,684,470	60	11,684,530	-	11,684,530
GVIDC	68,028	660,017	665,313	-	665,313	-	665,313
GVIDM	1,909,692	19,441,603	18,008,397	1	18,008,398	-	18,008,398
GVIX2	40,422	393,691	424,434	7	424,441	-	424,441
HIBF	272,160	1,702,453	1,583,974	10	1,583,984	-	1,583,984
IDPG	9,914	106,166	111,626	-	111,626	-	111,626
IDPGI	13,126	138,867	146,484	3	146,487	-	146,487
MCIF	289,266	5,971,007	5,828,719	-	5,828,719	66	5,828,653
MSBF	295,691	2,629,130	2,557,730	13	2,557,743	-	2,557,743
NCPG	52,530	599,365	718,087	-	718,087	85	718,002
NCPGI	13,744	148,752	176,611	-	176,611	-	176,611
NVAMV1	200,187	3,071,710	3,547,307	-	3,547,307	-	3,547,307
NVAMVX	292,818	4,567,563	5,179,951	57	5,180,008	-	5,180,008
NVBX	111,833	1,157,132	1,008,736	-	1,008,736	-	1,008,736
NVCBD1	64,267	669,921	577,114	-	577,114	-	577,114
NVCCA1	593,077	6,192,863	7,110,991	-	7,110,991	14	7,110,977
NVCCN1	70,863	715,206	776,654	-	776,654	2,387	774,267
NVCMA1	1,537,847	14,258,063	17,808,263	22	17,808,285	-	17,808,285
NVCMC1	32,588	346,062	380,299	-	380,299	1	380,298
NVCMD1	517,464	5,492,485	6,266,494	-	6,266,494	1	6,266,493

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCRA1	510,926	5,223,847	7,234,718	-	7,234,718	18	7,234,700
NVCRB1	207,222	2,252,056	2,521,895	-	2,521,895	2,433	2,519,462
NVDBL2	39,046	567,423	550,936	-	550,936	-	550,936
NVDBLP	44,695	626,569	631,539	28	631,567	-	631,567
NVDCA2	10,356	150,900	143,126	-	143,126	3	143,123
NVDCAP	96,876	1,407,203	1,335,919	-	1,335,919	3,763	1,332,156
NVDMAP	233,029	2,402,171	2,339,608	217	2,339,825	-	2,339,825
NVDMCP	46,738	423,470	454,759	9	454,768	-	454,768
NVFIII	1,913	18,870	17,865	-	17,865	-	17,865
NVGEII	30,725	530,589	558,893	-	558,893	-	558,893
NVIDAP	227,852	2,414,894	2,608,906	67	2,608,973	-	2,608,973
NVIDCP	39,486	387,114	386,566	43	386,609	-	386,609
NVIDMP	662,076	6,367,966	6,223,510	240	6,223,750	-	6,223,750
NVIE6	16,289	159,170	187,645	-	187,645	-	187,645
NVIX	150,532	1,521,915	1,583,592	153	1,583,745	-	1,583,745
NVLCP1	212,540	2,361,487	2,070,139	57	2,070,196	-	2,070,196
NVMIG1	258,446	2,689,727	1,974,525	-	1,974,525	3,710	1,970,815
NVMIVX	209,393	2,163,625	2,410,112	212	2,410,324	-	2,410,324
NVMLG1	1,293,025	10,996,964	12,645,789	-	12,645,789	4,832	12,640,957
NVMMG1	531,196	4,736,652	3,946,786	-	3,946,786	4,425	3,942,361
NVMMV1	19,627	156,608	158,583	13	158,596	-	158,596
NVMMV2	395,447	3,311,373	3,226,845	870	3,227,715	-	3,227,715
NVNMO1	257,722	2,648,224	2,577,221	1	2,577,222	-	2,577,222
NVNSR2	272,038	3,495,414	3,090,347	-	3,090,347	38	3,090,309
NVOLG1	1,368,912	27,957,322	35,071,529	-	35,071,529	5,536	35,065,993
NVRE1	480,475	3,501,609	3,834,189	-	3,834,189	129	3,834,060
NVSIX2	181,060	1,434,456	1,557,119	-	1,557,119	4	1,557,115
NVSTB1	14,206	143,896	138,226	-	138,226	293	137,933
NVSTB2	85,887	864,983	832,244	2	832,246	-	832,246
NVTIV3	125,098	1,357,472	1,452,383	-	1,452,383	1	1,452,382
SAM	8,443,790	8,443,790	8,443,790	648	8,444,438	-	8,444,438
SAM5	449,927	449,927	449,927	794	450,721	-	450,721
SCF	166,521	3,035,634	3,325,416	-	3,325,416	397	3,325,019
SCGF	112,380	1,751,845	1,868,887	46	1,868,933	-	1,868,933
SCVF	134,660	1,135,773	1,329,098	-	1,329,098	27	1,329,071
TRF	215,519	4,398,202	4,956,935	1,782	4,958,717	-	4,958,717
AMMCGS	8,444	214,535	224,784	11	224,795	-	224,795
AMSRS	32,739	883,506	1,307,256	-	1,307,256	2,262	1,304,994
AMTB	114,441	1,174,058	1,105,505	-	1,105,505	1	1,105,504
NOTB3	25,827	506,047	366,231	4	366,235	-	366,235
NOTG3	28,662	421,388	361,713	-	361,713	8	361,705
NOTMG3	26,146	370,275	325,774	-	325,774	1	325,773
PMVAAA	44,837	439,134	394,120	3	394,123	-	394,123
PMVFBA	41,486	381,993	293,309	3	293,312	-	293,312
PMVLDA	251,070	2,532,750	2,420,316	2,454	2,422,770	-	2,422,770
PMVRSA	27,505	153,046	149,901	-	149,901	-	149,901
PVSTA	18,691	192,046	192,894	-	192,894	-	192,894
PVEIB	96,680	2,654,562	3,134,377	1	3,134,378	-	3,134,378
PVGOB	73,531	924,470	1,264,725	-	1,264,725	-	1,264,725
PVNOB	1,350	62,367	65,182	1	65,183	-	65,183
TRHS2	72,361	3,753,670	3,445,837	-	3,445,837	-	3,445,837
TRHSP	42,086	2,310,212	2,157,353	-	2,157,353	114	2,157,239
TRMCG2	431	11,556	11,456	-	11,456	-	11,456
VWHA	55,795	1,568,669	1,404,910	-	1,404,910	746	1,404,164
VRVDRI	10,737	230,858	223,979	-	223,979	1	223,978

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ABTGB	ALVDAA	ALVIVB	ALVSVA	WFVSCG	AMVBC4	AMVGS4	AMVGV2
Reinvested dividends	$-	232	3,107	22,303	-	2,627	3	331

Net investment income (loss)	-	232	3,107	22,303	-	2,627	3	331

Realized gain (loss) on investments	145	(520)	968	(21,445)	(71,953)	24,531	305	(81)
Change in unrealized gain (loss) on investments	477	2,030	886	114,937	152,346	(8,613)	(259)	(202)

Net gain (loss) on investments	622	1,510	1,854	93,492	80,393	15,918	46	(283)

Reinvested capital gains	25	-	-	126,993	-	1,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$647	1,742	4,961	242,788	80,393	19,934	49	48

Investment Activity*:	BRVGA1	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB
Reinvested dividends	$25,560	20,442	32,732	-	110,632	43,999	2,845	10,065

Net investment income (loss)	25,560	20,442	32,732	-	110,632	43,999	2,845	10,065

Realized gain (loss) on investments	42,029	(4,722)	(25,472)	2	534,283	60,750	3,193	(1,824)
Change in unrealized gain (loss) on investments	(7,051)	7,582	50,675	(2)	817,239	167,968	14,080	2,949

Net gain (loss) on investments	34,978	2,860	25,203	-	1,351,522	228,718	17,273	1,125

Reinvested capital gains	120,083	-	170,138	-	589,510	86,199	10,685	-

Net increase (decrease) in contract owners’ equity resulting from operations	$180,621	23,302	228,073	-	2,051,664	358,916	30,803	11,190

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA
Reinvested dividends	$3,993	2,557	8,354	8,155	14,531	11,379	5,257	36,734

Net investment income (loss)	3,993	2,557	8,354	8,155	14,531	11,379	5,257	36,734

Realized gain (loss) on investments	1,778	(33,212)	(1,404)	23,487	690	18,630	45,271	5,308
Change in unrealized gain (loss) on investments	10,252	36,390	140	(15,711)	(8,678)	(19,949)	(46,386)	50,062

Net gain (loss) on investments	12,030	3,178	(1,264)	7,776	(7,988)	(1,319)	(1,115)	55,370

Reinvested capital gains	853	-	6,533	4,209	-	57,330	25,608	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,876	5,735	13,623	20,140	6,543	67,390	29,750	92,104

Investment Activity*:	FQB	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$37,577	2,591	121,387	3,467	18,078	88,548	136,390	-

Net investment income (loss)	37,577	2,591	121,387	3,467	18,078	88,548	136,390	-

Realized gain (loss) on investments	(12,820)	107,066	185,576	(11,920)	(14,413)	(23,519)	93,137	374,422
Change in unrealized gain (loss) on investments	23,476	214,821	279,852	33,038	48,950	74,342	306,707	(165,217)

Net gain (loss) on investments	10,656	321,887	465,428	21,118	34,537	50,823	399,844	209,205

Reinvested capital gains	-	368,300	418,582	-	369	90,852	13,589	2,617,305

Net increase (decrease) in contract owners’ equity resulting from operations	$48,233	692,778	1,005,397	24,585	52,984	230,223	549,823	2,826,510

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FIGBS	FMCS	FNRS2	FOS	FRESS	FVSS	FVSS2	FTVDM2
Reinvested dividends	$161,837	40,002	118,348	54,083	5,262	2,495	1,477	47,730

Net investment income (loss)	161,837	40,002	118,348	54,083	5,262	2,495	1,477	47,730

Realized gain (loss) on investments	(52,449)	367,405	471,494	83,490	(1,896)	14,278	3,424	28,598
Change in unrealized gain (loss) on investments	(43,657)	(116,480)	(320,017)	(121,473)	4,865	(30,715)	(24,564)	4,092

Net gain (loss) on investments	(96,106)	250,925	151,477	(37,983)	2,969	(16,437)	(21,140)	32,690

Reinvested capital gains	-	1,109,305	-	153,716	-	37,727	24,413	9,173

Net increase (decrease) in contract owners’ equity resulting from operations	$65,731	1,400,232	269,825	169,816	8,231	23,785	4,750	89,593

Investment Activity*:	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVMD1	FTVSVI
Reinvested dividends	$1,612	14,450	-	-	18,682	134,191	383	69,968

Net investment income (loss)	1,612	14,450	-	-	18,682	134,191	383	69,968

Realized gain (loss) on investments	(2,153)	(47,604)	(17,844)	(27,680)	(631)	(550)	(9)	(119,735)
Change in unrealized gain (loss) on investments	6,899	101,866	(39,201)	(162,923)	6,388	38,018	(2,553)	635,755

Net gain (loss) on investments	4,746	54,262	(57,045)	(190,603)	5,757	37,468	(2,562)	516,020

Reinvested capital gains	-	-	-	-	1,460	10,994	1,404	137,971

Net increase (decrease) in contract owners’ equity resulting from operations	$6,358	68,712	(57,045)	(190,603)	25,899	182,653	(775)	723,959

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG
Reinvested dividends	$42,738	3,554	1,795	5,273	-	207	121,001	-

Net investment income (loss)	42,738	3,554	1,795	5,273	-	207	121,001	-

Realized gain (loss) on investments	5,634	124	(37)	(290)	25,919	(8,885)	(28,420)	(284)
Change in unrealized gain (loss) on investments	(60,372)	8,650	313	(8,938)	279,193	16,834	(21,781)	318,139

Net gain (loss) on investments	(54,738)	8,774	276	(9,228)	305,112	7,949	(50,201)	317,855

Reinvested capital gains	-	-	-	-	-	1,491	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,000)	12,328	2,071	(3,955)	305,112	9,647	70,800	317,855

Investment Activity*:	OVGS	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR
Reinvested dividends	$-	13,828	11,716	-	60,422	177	169	239

Net investment income (loss)	-	13,828	11,716	-	60,422	177	169	239

Realized gain (loss) on investments	123,877	(9,694)	(6,685)	43,616	(4,996)	(25)	(203)	(4)
Change in unrealized gain (loss) on investments	499,435	(183,644)	6,391	207,909	208,759	(7)	1,882	(257)

Net gain (loss) on investments	623,312	(193,338)	(294)	251,525	203,763	(32)	1,679	(261)

Reinvested capital gains	370,866	141,810	-	107,371	121,385	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$994,178	(37,700)	11,422	358,896	385,570	145	1,848	(22)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	WRHIP	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI
Reinvested dividends	$41,989	-	334	360	-	-	469	20,573

Net investment income (loss)	41,989	-	334	360	-	-	469	20,573

Realized gain (loss) on investments	(7,865)	(140,796)	(225)	(217)	(96)	272	64,587	19,250
Change in unrealized gain (loss) on investments	5,267	134,531	2,600	2,201	892	3,656	724,293	245,788

Net gain (loss) on investments	(2,598)	(6,265)	2,375	1,984	796	3,928	788,880	265,038

Reinvested capital gains	-	22,058	132	-	-	509	285,042	108,133

Net increase (decrease) in contract owners’ equity resulting from operations	$39,391	15,793	2,841	2,344	796	4,437	1,074,391	393,744

Investment Activity*:	JAGTS	JAIGS	JAWGS	LPVCII	LVCLGI	LACIP2	LACIPS	LACMV2
Reinvested dividends	$-	38,526	170	180	-	8,976	32,279	77,528

Net investment income (loss)	-	38,526	170	180	-	8,976	32,279	77,528

Realized gain (loss) on investments	127,078	88,970	(487)	4	6	845	1,635	44,140
Change in unrealized gain (loss) on investments	2,108,820	30,720	493	(1,653)	(88)	(605)	(2,579)	89,527

Net gain (loss) on investments	2,235,898	119,690	6	(1,649)	(82)	240	(944)	133,667

Reinvested capital gains	-	-	971	1,922	805	-	-	67,731

Net increase (decrease) in contract owners’ equity resulting from operations	$2,235,898	158,216	1,147	453	723	9,216	31,335	278,926

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC	MVIVSC
Reinvested dividends	$51,098	-	6,255	4,852	179,802	4,708	10,070	29,636

Net investment income (loss)	51,098	-	6,255	4,852	179,802	4,708	10,070	29,636

Realized gain (loss) on investments	(28,992)	(275,795)	33,690	3,467	130,514	(485)	7,620	62,462
Change in unrealized gain (loss) on investments	9,132	344,264	68,994	20,058	57,923	22,604	972	(32,584)

Net gain (loss) on investments	(19,860)	68,469	102,684	23,525	188,437	22,119	8,592	29,878

Reinvested capital gains	-	-	156,798	16,363	814,325	1,529	32,470	115,339

Net increase (decrease) in contract owners’ equity resulting from operations	$31,238	68,469	265,737	44,740	1,182,564	28,356	51,132	174,853

Investment Activity*:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$16,648	96,573	85,775	36,531	24,853	-	-	-

Net investment income (loss)	16,648	96,573	85,775	36,531	24,853	-	-	-

Realized gain (loss) on investments	(1,080)	81,249	(36,162)	(5,089)	6,294	99,359	(6,191)	66,304
Change in unrealized gain (loss) on investments	(15,433)	99,512	(30,047)	139,269	70,617	1,301,465	17,011	185,072

Net gain (loss) on investments	(16,513)	180,761	(66,209)	134,180	76,911	1,400,824	10,820	251,376

Reinvested capital gains	-	213,345	-	-	-	462,798	-	218,690

Net increase (decrease) in contract owners’ equity resulting from operations	$135	490,679	19,566	170,711	101,764	1,863,622	10,820	470,066

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	-	-	-	262,895	-	-	-

Net investment income (loss)	-	-	-	-	262,895	-	-	-

Realized gain (loss) on investments	175,542	505,957	(1,375,941)	(14,927)	(1,391,781)	(177,693)	(880)	(774,676)
Change in unrealized gain (loss) on investments	281,849	1,812,387	6,415,062	72,510	6,619,765	1,574,427	25,405	2,348,333

Net gain (loss) on investments	457,391	2,318,344	5,039,121	57,583	5,227,984	1,396,734	24,525	1,573,657

Reinvested capital gains	156,706	377,931	-	-	18,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$614,097	2,696,275	5,039,121	57,583	5,509,189	1,396,734	24,525	1,573,657

Investment Activity*:	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI
Reinvested dividends	$14,720	86,960	-	-	60,855	162,090	-	-

Net investment income (loss)	14,720	86,960	-	-	60,855	162,090	-	-

Realized gain (loss) on investments	8,752	(2,724)	(1,284)	698	(97,788)	(11,697)	5,902	943
Change in unrealized gain (loss) on investments	(8,697)	7,373	11,093	9,475	476,026	92,622	62,336	12,870

Net gain (loss) on investments	55	4,649	9,809	10,173	378,238	80,925	68,238	13,813

Reinvested capital gains	-	-	-	-	265,013	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,775	91,609	9,809	10,173	704,106	243,015	68,238	13,813

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1
Reinvested dividends	$61,141	95,988	28,935	18,810	-	-	-	-

Net investment income (loss)	61,141	95,988	28,935	18,810	-	-	-	-

Realized gain (loss) on investments	41,890	170,093	(9,793)	(5,752)	(14,930)	1,596	240,471	2,017
Change in unrealized gain (loss) on investments	148,159	83,624	(11,842)	(5,150)	728,940	37,005	1,725,359	25,786

Net gain (loss) on investments	190,049	253,717	(21,635)	(10,902)	714,010	38,601	1,965,830	27,803

Reinvested capital gains	249,642	343,260	-	-	64,063	-	287,505	476

Net increase (decrease) in contract owners’ equity resulting from operations	$500,832	692,965	7,300	7,908	778,073	38,601	2,253,335	28,279

Investment Activity*:	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	25,008	152,634	7,092	(4,825)	(12,782)	(2,084)	(18,436)	(71,402)
Change in unrealized gain (loss) on investments	527,541	733,568	186,382	45,136	60,277	16,058	144,367	315,084

Net gain (loss) on investments	552,549	886,202	193,474	40,311	47,495	13,974	125,931	243,682

Reinvested capital gains	83,287	69,820	19,835	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$635,836	956,022	213,309	40,311	47,495	13,974	125,931	243,682

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP	NVIE6	NVIX
Reinvested dividends	$-	495	6,373	-	-	-	4,467	57,694

Net investment income (loss)	-	495	6,373	-	-	-	4,467	57,694

Realized gain (loss) on investments	(23,441)	(336)	29,466	(52,265)	(392)	(239,368)	8,720	9,839
Change in unrealized gain (loss) on investments	50,777	(235)	5,317	362,507	15,089	773,505	8,859	(19,799)

Net gain (loss) on investments	27,336	(571)	34,783	310,242	14,697	534,137	17,579	(9,960)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,336	(76)	41,156	310,242	14,697	534,137	22,046	47,734

Investment Activity*:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1
Reinvested dividends	$71,072	6,995	147,533	90,346	-	1,642	32,644	10,661

Net investment income (loss)	71,072	6,995	147,533	90,346	-	1,642	32,644	10,661

Realized gain (loss) on investments	(28,367)	(97,491)	48,469	(244,132)	(261,369)	507	(76,379)	8,388
Change in unrealized gain (loss) on investments	1,985	77,100	(98,156)	1,850,006	908,525	6,072	250,671	(364,056)

Net gain (loss) on investments	(26,382)	(20,391)	(49,687)	1,605,874	647,156	6,579	174,292	(355,668)

Reinvested capital gains	-	-	-	867,765	-	2,559	57,096	780,974

Net increase (decrease) in contract owners’ equity resulting from operations	$44,690	(13,396)	97,846	2,563,985	647,156	10,780	264,032	435,967

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM
Reinvested dividends	$5,397	405,168	92,377	14,039	5,927	33,960	89,647	404,649

Net investment income (loss)	5,397	405,168	92,377	14,039	5,927	33,960	89,647	404,649

Realized gain (loss) on investments	(6,258)	1,244,227	160,661	(31,872)	(195)	(6,436)	(3,924)	-
Change in unrealized gain (loss) on investments	(157,139)	5,240,622	175,037	158,988	731	18,372	(23,001)	-

Net gain (loss) on investments	(163,397)	6,484,849	335,698	127,116	536	11,936	(26,925)	-

Reinvested capital gains	405,363	-	-	16,070	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$247,363	6,890,017	428,075	157,225	6,463	45,896	62,722	404,649

Investment Activity*:	SAM5	SCF	SCGF	SCVF	TRF	AMMCGS	AMSRS	AMTB
Reinvested dividends	$31,419	3,864	-	9,761	52,765	-	2,788	60,683

Net investment income (loss)	31,419	3,864	-	9,761	52,765	-	2,788	60,683

Realized gain (loss) on investments	-	(3,829)	7,986	(67,681)	157,698	3,432	66,131	(4,822)
Change in unrealized gain (loss) on investments	-	295,132	322,697	137,070	224,818	34,535	145,047	7,489

Net gain (loss) on investments	-	291,303	330,683	69,389	382,516	37,967	211,178	2,667

Reinvested capital gains	-	93,229	-	11,986	181,126	13,719	60,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,419	388,396	330,683	91,136	616,407	51,686	274,024	63,350

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PMVTRA
Reinvested dividends	$9,412	8,070	8,135	34,047	10,145	96,692	3,857	-

Net investment income (loss)	9,412	8,070	8,135	34,047	10,145	96,692	3,857	-

Realized gain (loss) on investments	(16,580)	(23,501)	(100,580)	(24,305)	(9,839)	(14,984)	(20,725)	1
Change in unrealized gain (loss) on investments	27,736	41,002	115,151	16,480	(11,007)	24,743	24,163	(1)

Net gain (loss) on investments	11,156	17,501	14,571	(7,825)	(20,846)	9,759	3,438	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,568	25,571	22,706	26,222	(10,701)	106,451	7,295	-

Investment Activity*:	PVSTA	PVEIB	PVGOB	PVNOB	TRHS2	TRHSP	TRMCG2	VWHA
Reinvested dividends	$4,457	33,890	-	87	-	-	-	46,182

Net investment income (loss)	4,457	33,890	-	87	-	-	-	46,182

Realized gain (loss) on investments	91	34,623	11,459	14	134,943	151,864	34	157,985
Change in unrealized gain (loss) on investments	638	322,251	255,834	2,816	(376,477)	(280,063)	(100)	(241,058)

Net gain (loss) on investments	729	356,874	267,293	2,830	(241,534)	(128,199)	(66)	(83,073)

Reinvested capital gains	-	137,940	46,002	283	324,209	193,958	1,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,186	528,704	313,295	3,200	82,675	65,759	1,055	(36,891)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VRVDRI
Reinvested dividends	$4,990
Mortality and expense risk charges (note 3)	-

Net investment income (loss)	4,990

Realized gain (loss) on investments	(116)
Change in unrealized gain (loss) on investments	15,400

Net gain (loss) on investments	15,284

Reinvested capital gains	2,395

Net increase (decrease) in contract owners’ equity resulting from operations	$22,669

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABTGB		ALVDAA		ALVIVB		ALVSVA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	3	232	137	3,107	724	22,303	24,621
Realized gain (loss) on investments	145	(18)	(520)	(7,015)	968	224	(21,445)	(41,342)
Change in unrealized gain (loss) on investments	477	(357)	2,030	9,447	886	8,997	114,937	189,570

Reinvested capital gains	25	542	-	-	-	-	126,993	193,904

Net increase (decrease) in contract owners’ equity resulting from operations	647	170	1,742	2,569	4,961	9,945	242,788	366,753

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	119	-	346	727	9,339	8,231	37,258	61,161
Transfers between funds	(1,782)	9,059	-	16,640	17,734	46,055	(19,636)	(22,752)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,713)	(139)	(978)	(27,611)	(5,547)	(5,087)	(121,450)	(128,049)
Adjustments to maintain reserves	-	1	(1)	2	1	4	(15)	(71)

Net equity transactions	(3,376)	8,921	(633)	(10,242)	21,527	49,203	(103,843)	(89,711)

Net change in contract owners’ equity	(2,729)	9,091	1,109	(7,673)	26,488	59,148	138,945	277,042
Contract owners’ equity at beginning of period	9,091	-	16,568	24,241	107,597	48,449	2,496,964	2,219,922

Contract owners’ equity at end of period	$6,362	9,091	17,677	16,568	134,085	107,597	2,635,909	2,496,964

CHANGE IN UNITS:
Beginning units	817	-	1,022	1,701	10,631	5,497	70,706	73,660
Units purchased	10	830	35	281	3,446	5,691	1,872	2,324
Units surrendered	(287)	(13)	(71)	(960)	(1,436)	(557)	(4,735)	(5,278)

Ending units	540	817	986	1,022	12,641	10,631	67,843	70,706

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WFVSCG		AMVBC4		AMVGS4		AMVGV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	2,627	1,215	3	-	331	126
Realized gain (loss) on investments	(71,953)	(28,011)	24,531	361	305	-	(81)	(1)
Change in unrealized gain (loss) on investments	152,346	44,906	(8,613)	6,551	(259)	259	(202)	73
Reinvested capital gains	-	-	1,389	133	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,393	16,895	19,934	8,260	49	259	48	198

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,328	13,577	9,721	1,799	(2)	-	117	-
Transfers between funds	(80,045)	3,225	192,221	67,063	929	4,095	1,324	8,108
Surrenders (notes 2, 3, 4, 5 and 6)	(20,170)	(32,979)	(6,684)	6,187	(175)	-	(293)	(52)
Adjustments to maintain reserves	(8)	(64)	(1)	3	(1)	-	-	-

Net equity transactions	(86,895)	(16,241)	195,257	75,052	751	4,095	1,148	8,056

Net change in contract owners’ equity	(6,502)	654	215,191	83,312	800	4,354	1,196	8,254
Contract owners’ equity at beginning of period	466,163	465,509	96,821	13,509	4,354	-	8,254	-

Contract owners’ equity at end of period	$459,661	466,163	312,012	96,821	5,154	4,354	9,450	8,254

CHANGE IN UNITS:
Beginning units	9,508	9,884	8,363	1,365	402	-	820	-
Units purchased	289	870	15,126	7,386	478	402	553	825
Units surrendered	(1,899)	(1,246)	(812)	(388)	(414)	-	(441)	(5)

Ending units	7,898	9,508	22,677	8,363	466	402	932	820

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVGA1		BRVHYI		MLVGA2		DCAP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$25,560	40,105	20,442	17,467	32,732	51,552	-	-
Realized gain (loss) on investments	42,029	(1,030)	(4,722)	(8,382)	(25,472)	(74,017)	2	-
Change in unrealized gain (loss) on investments	(7,051)	172,308	7,582	24,295	50,675	319,399	(2)	2
Reinvested capital gains	120,083	-	-	-	170,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	180,621	211,383	23,302	33,380	228,073	296,934	-	2

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	102,570	136,961	8,603	5,691	80,792	79,775	-	-
Transfers between funds	6,928	(24,753)	10,424	(5,054)	(370)	(30,749)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(304,826)	(68,869)	(40,687)	(17,403)	(183,516)	(278,947)	(13)	-
Adjustments to maintain reserves	(39)	217	262	117	48	511	13	(2)

Net equity transactions	(195,367)	43,556	(21,398)	(16,649)	(103,046)	(229,410)	-	(2)

Net change in contract owners’ equity	(14,746)	254,939	1,904	16,731	125,027	67,524	-	-
Contract owners’ equity at beginning of period	1,877,449	1,622,510	285,343	268,612	2,571,825	2,504,301	-	-

Contract owners’ equity at end of period	$1,862,703	1,877,449	287,247	285,343	2,696,852	2,571,825	-	-

CHANGE IN UNITS:
Beginning units	98,571	96,114	21,438	22,847	99,634	109,238	-	-
Units purchased	5,839	8,088	1,853	2,591	3,200	3,536	-	-
Units surrendered	(14,880)	(5,631)	(3,357)	(4,000)	(7,059)	(13,140)	-	-

Ending units	89,530	98,571	19,934	21,438	95,775	99,634	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSIF		DVSCS		DWVSVS		DFVGB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$110,632	112,233	43,999	38,364	2,845	2,027	10,065	7,858
Realized gain (loss) on investments	534,283	307,092	60,750	(13,820)	3,193	(9,629)	(1,824)	(1,351)
Change in unrealized gain (loss) on investments	817,239	1,118,241	167,968	304,280	14,080	18,469	2,949	3,081
Reinvested capital gains	589,510	296,962	86,199	200,274	10,685	13,588	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,051,664	1,834,528	358,916	529,098	30,803	24,455	11,190	9,588

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	328,553	302,802	94,086	92,745	9,085	14,264	12,737	12,819
Transfers between funds	669,516	7,306	756,216	(19,768)	(10,317)	10,585	18,411	8,937
Surrenders (notes 2, 3, 4, 5 and 6)	(1,282,335)	(900,335)	(368,793)	(242,348)	(18,035)	(70,728)	(37,954)	(16,356)
Adjustments to maintain reserves	(29)	334	(48)	(463)	-	9	(16)	19

Net equity transactions	(284,295)	(589,893)	481,461	(169,834)	(19,267)	(45,870)	(6,822)	5,419

Net change in contract owners’ equity	1,767,369	1,244,635	840,377	359,264	11,536	(21,415)	4,368	15,007
Contract owners’ equity at beginning of period	8,527,314	7,282,679	3,933,566	3,574,302	300,867	322,282	204,555	189,548

Contract owners’ equity at end of period	$10,294,683	8,527,314	4,773,943	3,933,566	312,403	300,867	208,923	204,555

CHANGE IN UNITS:
Beginning units	153,486	165,070	81,054	84,984	12,667	14,803	17,562	17,096
Units purchased	16,728	9,681	18,911	2,767	778	1,175	2,822	2,399
Units surrendered	(21,573)	(21,265)	(8,846)	(6,697)	(1,598)	(3,311)	(3,363)	(1,933)

Ending units	148,641	153,486	91,119	81,054	11,847	12,667	17,021	17,562

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,993	3,664	2,557	9,929	8,354	8,333	8,155	11,530
Realized gain (loss) on investments	1,778	5,056	(33,212)	(6,319)	(1,404)	(2,217)	23,487	3,691
Change in unrealized gain (loss) on investments	10,252	4,262	36,390	6,273	140	28,455	(15,711)	19,943
Reinvested capital gains	853	1,491	-	-	6,533	-	4,209	2,301

Net increase (decrease) in contract owners’ equity resulting from operations	16,876	14,473	5,735	9,883	13,623	34,571	20,140	37,465

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,347	3,116	3,397	4,142	21,096	17,134	20,845	16,727
Transfers between funds	7	28,026	(122,770)	29,879	(439)	(3,150)	(20,650)	7,433
Surrenders (notes 2, 3, 4, 5 and 6)	(14,976)	(618)	(55,566)	(13,634)	(74,041)	(9,226)	(72,842)	(14,005)
Adjustments to maintain reserves	(2)	1	(1)	8	(1)	(3)	(2)	(7)

Net equity transactions	(10,624)	30,525	(174,940)	20,395	(53,385)	4,755	(72,649)	10,148

Net change in contract owners’ equity	6,252	44,998	(169,205)	30,278	(39,762)	39,326	(52,509)	47,613
Contract owners’ equity at beginning of period	142,790	97,792	259,137	228,859	280,166	240,840	256,141	208,528

Contract owners’ equity at end of period	$149,042	142,790	89,932	259,137	240,404	280,166	203,632	256,141

CHANGE IN UNITS:
Beginning units	9,164	7,200	21,871	20,092	13,014	12,766	12,884	12,362
Units purchased	364	2,450	391	3,343	984	1,054	1,224	2,063
Units surrendered	(987)	(486)	(14,812)	(1,564)	(3,241)	(806)	(4,502)	(1,541)

Ending units	8,541	9,164	7,450	21,871	10,757	13,014	9,606	12,884

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVSTF		DFVULV		DFVUTV		DSGIBA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$14,531	3,230	11,379	11,210	5,257	8,120	36,734	27,854
Realized gain (loss) on investments	690	(17)	18,630	10,043	45,271	1,464	5,308	(4,414)
Change in unrealized gain (loss) on investments	(8,678)	888	(19,949)	24,624	(46,386)	49,825	50,062	104,725
Reinvested capital gains	-	-	57,330	6,832	25,608	36,134	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,543	4,101	67,390	52,709	29,750	95,543	92,104	128,165

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,910	8,192	28,338	29,946	30,787	41,362	80,232	109,376
Transfers between funds	237,179	(1,317)	15,674	(18,241)	(158,780)	(2,411)	(50,578)	26,937
Surrenders (notes 2, 3, 4, 5 and 6)	(38,024)	(4,417)	(74,628)	(39,752)	(105,110)	(34,484)	(42,085)	(41,368)
Adjustments to maintain reserves	(2)	4	-	40	(3)	17	-	(7)

Net equity transactions	208,063	2,462	(30,616)	(28,007)	(233,106)	4,484	(12,431)	94,938

Net change in contract owners’ equity	214,606	6,563	36,774	24,702	(203,356)	100,027	79,673	223,103
Contract owners’ equity at beginning of period	87,157	80,594	521,776	497,074	572,221	472,194	1,010,684	787,581

Contract owners’ equity at end of period	$301,763	87,157	558,550	521,776	368,865	572,221	1,090,357	1,010,684

CHANGE IN UNITS:
Beginning units	7,806	7,578	15,596	16,480	15,383	15,237	63,997	57,297
Units purchased	21,149	1,309	1,396	1,140	1,493	1,393	5,444	10,421
Units surrendered	(3,333)	(1,081)	(2,268)	(2,024)	(7,706)	(1,247)	(6,159)	(3,721)

Ending units	25,622	7,806	14,724	15,596	9,170	15,383	63,282	63,997

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FQB		FCS		FEIS		FEMS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$37,577	28,443	2,591	6,856	121,387	116,193	3,467	5,345
Realized gain (loss) on investments	(12,820)	(7,813)	107,066	(3,012)	185,576	60,249	(11,920)	(18,823)
Change in unrealized gain (loss) on investments	23,476	48,462	214,821	344,996	279,852	277,868	33,038	36,934
Reinvested capital gains	-	-	368,300	57,534	418,582	184,015	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,233	69,092	692,778	406,374	1,005,397	638,325	24,585	23,456

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,987	41,971	117,308	105,235	167,983	191,802	5,444	5,022
Transfers between funds	88,622	92,488	906,522	510,246	(40,166)	(127,076)	1,301	2,544
Surrenders (notes 2, 3, 4, 5 and 6)	(103,141)	(48,876)	(199,213)	(139,074)	(507,637)	(378,174)	(26,208)	(10,270)
Adjustments to maintain reserves	1	42	1	154	(33)	68	16	(1)

Net equity transactions	28,469	85,625	824,618	476,561	(379,853)	(313,380)	(19,447)	(2,705)

Net change in contract owners’ equity	76,702	154,717	1,517,396	882,935	625,544	324,945	5,138	20,751
Contract owners’ equity at beginning of period	1,219,757	1,065,040	1,915,578	1,032,643	6,606,463	6,281,518	259,656	238,905

Contract owners’ equity at end of period	$1,296,459	1,219,757	3,432,974	1,915,578	7,232,007	6,606,463	264,794	259,656

CHANGE IN UNITS:
Beginning units	63,997	59,309	30,721	22,082	172,889	181,702	21,518	21,701
Units purchased	7,334	7,698	13,530	11,320	6,615	8,007	906	1,205
Units surrendered	(5,854)	(3,010)	(3,052)	(2,681)	(15,280)	(16,820)	(2,452)	(1,388)

Ending units	65,477	63,997	41,199	30,721	164,224	172,889	19,972	21,518

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF10S		FF20S		FF30S		FGS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$18,078	32,564	88,548	97,438	136,390	129,769	-	3,141
Realized gain (loss) on investments	(14,413)	494	(23,519)	(46,694)	93,137	40,901	374,422	192,274
Change in unrealized gain (loss) on investments	48,950	(14,573)	74,342	293,717	306,707	557,988	(165,217)	1,933,435
Reinvested capital gains	369	56,059	90,852	22,859	13,589	-	2,617,305	394,136

Net increase (decrease) in contract owners’ equity resulting from operations	52,984	74,544	230,223	367,320	549,823	728,658	2,826,510	2,522,986

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,255	28,168	47,367	53,614	222,055	264,964	281,305	328,616
Transfers between funds	(217,145)	1,057	130	(263,706)	3,349	307,608	1,025,863	75,410
Surrenders (notes 2, 3, 4, 5 and 6)	(289,702)	(37,589)	(279,714)	(188,847)	(276,235)	(476,221)	(915,950)	(661,046)
Adjustments to maintain reserves	-	7	(7)	(66)	(3)	1	(21)	334

Net equity transactions	(493,592)	(8,357)	(232,224)	(399,005)	(50,834)	96,352	391,197	(256,686)

Net change in contract owners’ equity	(440,608)	66,187	(2,001)	(31,685)	498,989	825,010	3,217,707	2,266,300
Contract owners’ equity at beginning of period	877,010	810,823	3,145,555	3,177,240	5,804,454	4,979,444	9,391,489	7,125,189

Contract owners’ equity at end of period	$436,402	877,010	3,143,554	3,145,555	6,303,443	5,804,454	12,609,196	9,391,489

CHANGE IN UNITS:
Beginning units	33,239	33,581	103,178	117,076	164,441	161,602	124,842	128,903
Units purchased	539	1,193	1,886	3,538	9,770	18,597	16,611	9,493
Units surrendered	(18,065)	(1,535)	(9,191)	(17,436)	(10,893)	(15,758)	(12,781)	(13,554)

Ending units	15,713	33,239	95,873	103,178	163,318	164,441	128,672	124,842

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FIGBS		FMCS		FNRS2		FOS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$161,837	101,813	40,002	39,894	118,348	151,420	54,083	29,188
Realized gain (loss) on investments	(52,449)	(25,988)	367,405	(487)	471,494	311,128	83,490	83,970
Change in unrealized gain (loss) on investments	(43,657)	157,193	(116,480)	851,501	(320,017)	(430,348)	(121,473)	449,461
Reinvested capital gains	-	-	1,109,305	216,734	-	-	153,716	8,178

Net increase (decrease) in contract owners’ equity resulting from operations	65,731	233,018	1,400,232	1,107,642	269,825	32,200	169,816	570,797

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	132,263	135,795	160,664	235,608	161,394	188,326	72,247	83,865
Transfers between funds	709,034	329,055	345,385	(19,407)	(1,004,359)	(252,478)	(24,050)	(27,191)
Surrenders (notes 2, 3, 4, 5 and 6)	(251,235)	(216,602)	(1,374,547)	(856,812)	(393,046)	(434,675)	(240,971)	(220,698)
Adjustments to maintain reserves	16	2,845	55	(499)	(118)	2,997	(22)	(276)

Net equity transactions	590,078	251,093	(868,443)	(641,110)	(1,236,129)	(495,830)	(192,796)	(164,300)

Net change in contract owners’ equity	655,809	484,111	531,789	466,532	(966,304)	(463,630)	(22,980)	406,497
Contract owners’ equity at beginning of period	4,173,193	3,689,082	8,286,511	7,819,979	6,044,639	6,508,269	3,275,107	2,868,610

Contract owners’ equity at end of period	$4,829,002	4,173,193	8,818,300	8,286,511	5,078,335	6,044,639	3,252,127	3,275,107

CHANGE IN UNITS:
Beginning units	225,466	211,509	160,883	174,604	210,858	228,622	205,896	217,145
Units purchased	51,184	29,813	10,043	7,310	12,776	26,924	6,206	7,687
Units surrendered	(19,922)	(15,856)	(25,036)	(21,031)	(53,331)	(44,688)	(17,302)	(18,936)

Ending units	256,728	225,466	145,890	160,883	170,303	210,858	194,800	205,896

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FRESS		FVSS		FVSS2		FTVDM2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,262	2,380	2,495	2,771	1,477	597	47,730	22,268
Realized gain (loss) on investments	(1,896)	(1,267)	14,278	2,269	3,424	557	28,598	8,033
Change in unrealized gain (loss) on investments	4,865	5,674	(30,715)	32,842	(24,564)	4,308	4,092	96,734
Reinvested capital gains	-	3,925	37,727	9,803	24,413	2,383	9,173	808

Net increase (decrease) in contract owners’ equity resulting from operations	8,231	10,712	23,785	47,685	4,750	7,845	89,593	127,843

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,216	7,230	6,640	6,792	5,749	3,165	44,873	43,425
Transfers between funds	6,722	9,151	(663)	(286)	112,656	51,829	7,654	26,797
Surrenders (notes 2, 3, 4, 5 and 6)	(4,291)	(5,979)	(39,316)	(7,323)	(5,725)	(1,938)	(124,622)	(72,512)
Adjustments to maintain reserves	-	-	(1)	(37)	2	(2)	-	(3)

Net equity transactions	11,647	10,402	(33,340)	(854)	112,682	53,054	(72,095)	(2,293)

Net change in contract owners’ equity	19,878	21,114	(9,555)	46,831	117,432	60,899	17,498	125,550
Contract owners’ equity at beginning of period	113,466	92,352	276,315	229,484	71,690	10,791	1,155,562	1,030,012

Contract owners’ equity at end of period	$133,344	113,466	266,760	276,315	189,122	71,690	1,173,060	1,155,562

CHANGE IN UNITS:
Beginning units	9,162	8,284	5,871	5,889	6,131	1,113	89,278	89,623
Units purchased	1,811	1,498	136	168	9,147	5,508	5,390	8,234
Units surrendered	(851)	(620)	(820)	(186)	(461)	(490)	(10,492)	(8,579)

Ending units	10,122	9,162	5,187	5,871	14,817	6,131	84,176	89,278

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVFA1		FTVFA2		FTVGB1		FTVGI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,612	1,060	14,450	9,184	-	-	-	-
Realized gain (loss) on investments	(2,153)	(2,384)	(47,604)	(9,190)	(17,844)	(25,275)	(27,680)	(17,280)
Change in unrealized gain (loss) on investments	6,899	8,819	101,866	76,315	(39,201)	40,273	(162,923)	65,661
Reinvested capital gains	-	1,030	-	10,661	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,358	8,525	68,712	86,970	(57,045)	14,998	(190,603)	48,381

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,078	6,140	5,329	5,817	26,030	22,040	54,067	73,554
Transfers between funds	(1,680)	(879)	(264,865)	(8)	20,267	11,932	20,568	12,280
Surrenders (notes 2, 3, 4, 5 and 6)	(4,588)	(4,292)	(11,137)	(19,572)	(53,212)	(82,294)	(99,135)	(88,052)
Adjustments to maintain reserves	(1)	7	(1)	(4)	76	(284)	(1)	4

Net equity transactions	(191)	976	(270,674)	(13,767)	(6,839)	(48,606)	(24,501)	(2,214)

Net change in contract owners’ equity	6,167	9,501	(201,962)	73,203	(63,884)	(33,608)	(215,104)	46,167
Contract owners’ equity at beginning of period	66,431	56,930	672,678	599,475	511,042	544,650	1,693,148	1,646,981

Contract owners’ equity at end of period	$72,598	66,431	470,716	672,678	447,158	511,042	1,478,044	1,693,148

CHANGE IN UNITS:
Beginning units	3,053	3,003	31,480	32,153	48,406	53,237	182,704	182,849
Units purchased	271	306	751	830	5,335	3,825	10,055	11,545
Units surrendered	(272)	(256)	(12,050)	(1,503)	(6,083)	(8,656)	(12,804)	(11,690)

Ending units	3,052	3,053	20,181	31,480	47,658	48,406	179,955	182,704

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVIS1		FTVIS2		FTVMD1		FTVSVI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$18,682	16,089	134,191	129,707	383	-	69,968	42,236
Realized gain (loss) on investments	(631)	(766)	(550)	(6,330)	(9)	-	(119,735)	(143,320)
Change in unrealized gain (loss) on investments	6,388	(6,000)	38,018	(68,892)	(2,553)	-	635,755	517,484
Reinvested capital gains	1,460	18,530	10,994	157,246	1,404	-	137,971	305,100

Net increase (decrease) in contract owners’ equity resulting from operations	25,899	27,853	182,653	211,731	(775)	-	723,959	721,500

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,360	29,293	50,098	116,569	281	-	86,278	100,973
Transfers between funds	2,419	1,440	(87,646)	50,911	24,518	-	16,756	50,938
Surrenders (notes 2, 3, 4, 5 and 6)	(18,304)	(44,631)	(274,209)	(110,141)	(184)	-	(611,937)	(291,986)
Adjustments to maintain reserves	(13)	18	-	10	(1)	-	(105)	(1,160)

Net equity transactions	12,462	(13,880)	(311,757)	57,349	24,614	-	(509,008)	(141,235)

Net change in contract owners’ equity	38,361	13,973	(129,104)	269,080	23,839	-	214,951	580,265
Contract owners’ equity at beginning of period	338,658	324,685	2,706,833	2,437,753	-	-	6,169,838	5,589,573

Contract owners’ equity at end of period	$377,019	338,658	2,577,729	2,706,833	23,839	-	6,384,789	6,169,838

CHANGE IN UNITS:
Beginning units	16,618	17,346	101,022	98,825	-	-	136,259	139,518
Units purchased	1,589	1,730	2,467	7,576	2,331	-	3,159	4,469
Units surrendered	(991)	(2,458)	(13,750)	(5,379)	(18)	-	(13,533)	(7,728)

Ending units	17,216	16,618	89,739	101,022	2,313	-	125,885	136,259

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TIF2		GVGMNS		GVMSAS		RVARS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$42,738	51,056	3,554	1,747	1,795	4,065	5,273	2,908
Realized gain (loss) on investments	5,634	7,254	124	(703)	(37)	(675)	(290)	576
Change in unrealized gain (loss) on investments	(60,372)	241,860	8,650	10,726	313	1,462	(8,938)	1,145
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,000)	300,170	12,328	11,770	2,071	4,852	(3,955)	4,629

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,288	68,899	862	1,437	1,415	1,346	6,110	11,740
Transfers between funds	(70,914)	76,877	17	39,065	90	(70)	(596)	(60,755)
Surrenders (notes 2, 3, 4, 5 and 6)	(152,033)	(70,748)	(5,129)	(4,631)	(1,975)	(11,440)	(4,589)	(20,480)
Adjustments to maintain reserves	(1)	11	2	2	(1)	(4)	(1)	5

Net equity transactions	(175,660)	75,039	(4,248)	35,873	(471)	(10,168)	924	(69,490)

Net change in contract owners’ equity	(187,660)	375,209	8,080	47,643	1,600	(5,316)	(3,031)	(64,861)
Contract owners’ equity at beginning of period	1,825,903	1,450,694	106,223	58,580	63,850	69,166	105,686	170,547

Contract owners’ equity at end of period	$1,638,243	1,825,903	114,303	106,223	65,450	63,850	102,655	105,686

CHANGE IN UNITS:
Beginning units	163,537	156,901	6,488	4,135	5,487	6,406	8,240	13,878
Units purchased	5,429	18,044	55	2,655	125	116	545	965
Units surrendered	(20,758)	(11,408)	(297)	(302)	(166)	(1,035)	(477)	(6,603)

Ending units	148,208	163,537	6,246	6,488	5,446	5,487	8,308	8,240

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACEG		AVMCCI		IVBRA1		OVAG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	207	191	121,001	-	-	-
Realized gain (loss) on investments	25,919	(9,846)	(8,885)	(2,600)	(28,420)	(51,420)	(284)	(11,990)
Change in unrealized gain (loss) on investments	279,193	198,820	16,834	11,422	(21,781)	155,537	318,139	170,855
Reinvested capital gains	-	13,615	1,491	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	305,112	202,589	9,647	9,013	70,800	104,117	317,855	158,865

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,832	16,136	607	694	150,469	101,582	35,309	36,925
Transfers between funds	(221,407)	276,805	5,315	(2,451)	145,364	(4,066)	25,673	15,754
Surrenders (notes 2, 3, 4, 5 and 6)	(86,248)	(33,048)	(20,653)	(3,530)	(152,697)	(9,234)	(124,462)	(36,603)
Adjustments to maintain reserves	(1)	(14)	1	(4)	(5)	(32)	(1)	(64)

Net equity transactions	(290,824)	259,879	(14,730)	(5,291)	143,131	88,250	(63,481)	16,012

Net change in contract owners’ equity	14,288	462,468	(5,083)	3,722	213,931	192,367	254,374	174,877
Contract owners’ equity at beginning of period	960,951	498,483	69,992	66,270	1,783,193	1,590,826	1,369,332	1,194,455

Contract owners’ equity at end of period	$975,239	960,951	64,909	69,992	1,997,124	1,783,193	1,623,706	1,369,332

CHANGE IN UNITS:
Beginning units	23,264	17,007	2,817	3,053	123,352	117,345	99,296	98,006
Units purchased	547	7,294	241	32	20,659	14,576	5,189	4,833
Units surrendered	(6,307)	(1,037)	(826)	(268)	(11,019)	(8,569)	(9,709)	(3,543)

Ending units	17,504	23,264	2,232	2,817	132,992	123,352	94,776	99,296

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVGI		OVGS		OVIG		OVSB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	11,773	13,828	10,945	11,716	-
Realized gain (loss) on investments	-	-	123,877	(58,657)	(9,694)	(51,922)	(6,685)	(7,587)
Change in unrealized gain (loss) on investments	-	-	499,435	969,592	(183,644)	383,101	6,391	37,523
Reinvested capital gains	-	-	370,866	595,373	141,810	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	994,178	1,518,081	(37,700)	342,124	11,422	29,936

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(127)	73	131,620	168,979	184,223	98,410	21,663	24,150
Transfers between funds	(41)	-	(637,021)	362,424	(32,046)	(27,459)	10,927	1,696
Surrenders (notes 2, 3, 4, 5 and 6)	168	-	(414,770)	(224,784)	(63,581)	(58,494)	(35,824)	(27,719)
Adjustments to maintain reserves	-	(73)	(28)	(19)	(41)	(142)	16	512

Net equity transactions	-	-	(920,199)	306,600	88,555	12,315	(3,218)	(1,361)

Net change in contract owners’ equity	-	-	73,979	1,824,681	50,855	354,439	8,204	28,575
Contract owners’ equity at beginning of period	-	-	6,265,709	4,441,028	1,999,221	1,644,782	367,994	339,419

Contract owners’ equity at end of period	$-	-	6,339,688	6,265,709	2,050,076	1,999,221	376,198	367,994

CHANGE IN UNITS:
Beginning units	-	-	188,775	180,276	140,328	139,765	31,188	31,322
Units purchased	1	-	4,376	20,149	16,315	10,564	2,986	2,670
Units surrendered	(1)	-	(28,587)	(11,650)	(10,300)	(10,001)	(3,267)	(2,804)

Ending units	-	-	164,564	188,775	146,343	140,328	30,907	31,188

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSC		WRASP		WRBDP		WRBP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	31,210	60,422	68,118	177	143	169	76
Realized gain (loss) on investments	43,616	26,652	(4,996)	(54,503)	(25)	(18)	(203)	(354)
Change in unrealized gain (loss) on investments	207,909	407,423	208,759	410,178	(7)	245	1,882	1,808
Reinvested capital gains	107,371	-	121,385	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,896	465,285	385,570	423,793	145	370	1,848	1,530

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,821	86,157	144,023	117,237	482	475	1,533	1,533
Transfers between funds	1,872	(98,558)	(186,200)	(12,735)	-	-	18	141
Surrenders (notes 2, 3, 4, 5 and 6)	(298,825)	(145,534)	(488,472)	(413,984)	(61)	(64)	(669)	(646)
Adjustments to maintain reserves	-	108	43	552	(1)	(4)	(1)	(5)

Net equity transactions	(238,132)	(157,827)	(530,606)	(308,930)	420	407	881	1,023

Net change in contract owners’ equity	120,764	307,458	(145,036)	114,863	565	777	2,729	2,553
Contract owners’ equity at beginning of period	2,946,031	2,638,573	3,344,381	3,229,518	5,933	5,156	11,523	8,970

Contract owners’ equity at end of period	$3,066,795	2,946,031	3,199,345	3,344,381	6,498	5,933	14,252	11,523

CHANGE IN UNITS:
Beginning units	56,294	59,559	165,706	182,314	373	347	390	352
Units purchased	1,757	2,555	7,060	7,300	30	30	48	62
Units surrendered	(6,046)	(5,820)	(31,781)	(23,908)	(5)	(4)	(21)	(24)

Ending units	52,005	56,294	140,985	165,706	398	373	417	390

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRGNR		WRHIP		WRMCG		WRPAP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$239	97	41,989	37,902	-	-	334	1,391
Realized gain (loss) on investments	(4)	(2)	(7,865)	(9,604)	(140,796)	(90,459)	(225)	(248)
Change in unrealized gain (loss) on investments	(257)	(35)	5,267	38,907	134,531	135,841	2,600	(1,116)
Reinvested capital gains	-	-	-	-	22,058	86,735	132	3,668

Net increase (decrease) in contract owners’ equity resulting from operations	(22)	60	39,391	67,205	15,793	132,117	2,841	3,695

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	321	316	24,214	28,185	15,584	18,861	1,726	1,698
Transfers between funds	-	-	36,693	(5,868)	(143,409)	(29,399)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(44)	(47)	(49,003)	(34,909)	(35,259)	(28,538)	(491)	(480)
Adjustments to maintain reserves	-	-	(6)	(18)	(8)	(50)	-	21

Net equity transactions	277	269	11,898	(12,610)	(163,092)	(39,126)	1,235	1,239

Net change in contract owners’ equity	255	329	51,289	54,595	(147,299)	92,991	4,076	4,934
Contract owners’ equity at beginning of period	4,245	3,916	637,111	582,516	765,462	672,471	25,546	20,612

Contract owners’ equity at end of period	$4,500	4,245	688,400	637,111	618,163	765,462	29,622	25,546

CHANGE IN UNITS:
Beginning units	599	561	23,829	24,347	13,651	14,345	797	755
Units purchased	46	44	2,489	1,589	378	889	50	57
Units surrendered	(7)	(6)	(2,073)	(2,107)	(3,243)	(1,583)	(15)	(15)

Ending units	638	599	24,245	23,829	10,786	13,651	832	797

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRPMAP		WRSCP		WRSTP		JACAS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$360	1,161	-	-	-	-	469	4,318
Realized gain (loss) on investments	(217)	(321)	(96)	(68)	272	(89)	64,587	(5,049)
Change in unrealized gain (loss) on investments	2,201	(672)	892	(108)	3,656	3,479	724,293	1,141,028
Reinvested capital gains	-	2,871	-	788	509	681	285,042	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,344	3,039	796	612	4,437	4,071	1,074,391	1,140,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,982	2,982	321	316	895	890	63,670	71,555
Transfers between funds	-	-	-	-	(1,160)	(275)	(145,052)	19,508
Surrenders (notes 2, 3, 4, 5 and 6)	(1,330)	(1,333)	(63)	(62)	(314)	(283)	(159,324)	(277,767)
Adjustments to maintain reserves	(1)	2	2	(4)	2	(16)	(26)	17

Net equity transactions	1,651	1,651	260	250	(577)	316	(240,732)	(186,687)

Net change in contract owners’ equity	3,995	4,690	1,056	862	3,860	4,387	833,659	953,610
Contract owners’ equity at beginning of period	22,319	17,629	5,618	4,756	14,841	10,454	3,901,547	2,947,937

Contract owners’ equity at end of period	$26,314	22,319	6,674	5,618	18,701	14,841	4,735,206	3,901,547

CHANGE IN UNITS:
Beginning units	765	704	183	175	234	229	58,516	61,745
Units purchased	96	111	9	10	11	16	1,234	2,606
Units surrendered	(42)	(50)	(2)	(2)	(19)	(11)	(4,326)	(5,835)

Ending units	819	765	190	183	226	234	55,424	58,516

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAEI		JAGTS		JAIGS		JAWGS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$20,573	3,609	-	-	38,526	38,229	170	-
Realized gain (loss) on investments	19,250	(20,053)	127,078	(104,406)	88,970	39,117	(487)	-
Change in unrealized gain (loss) on investments	245,788	228,883	2,108,820	2,365,876	30,720	189,063	493	-
Reinvested capital gains	108,133	146,579	-	-	-	-	971	-

Net increase (decrease) in contract owners’ equity resulting from operations	393,744	359,018	2,235,898	2,261,470	158,216	266,409	1,147	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	246,454	123,416	413,717	286,886	65,425	66,007	790	-
Transfers between funds	142,440	22,062	244,215	890,515	39,408	1,348	27,002	-
Surrenders (notes 2, 3, 4, 5 and 6)	(100,068)	(83,902)	(515,362)	(418,848)	(211,737)	(75,077)	(1,677)	-
Adjustments to maintain reserves	5	20	(694)	1,075	-	57	-	-

Net equity transactions	288,831	61,596	141,876	759,628	(106,904)	(7,665)	26,115	-

Net change in contract owners’ equity	682,575	420,614	2,377,774	3,021,098	51,312	258,744	27,262	-
Contract owners’ equity at beginning of period	2,383,874	1,963,260	7,123,167	4,102,069	2,780,527	2,521,783	-	-

Contract owners’ equity at end of period	$3,066,449	2,383,874	9,500,941	7,123,167	2,831,839	2,780,527	27,262	-

CHANGE IN UNITS:
Beginning units	109,735	106,705	110,235	97,936	174,347	174,859	-	-
Units purchased	18,967	7,422	14,559	25,272	7,610	6,711	2,576	-
Units surrendered	(6,602)	(4,392)	(13,200)	(12,973)	(13,773)	(7,223)	(156)	-

Ending units	122,100	109,735	111,594	110,235	168,184	174,347	2,420	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LPVCII		LVCLGI		LACIP2		LACIPS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$180	-	-	-	8,976	-	32,279	-
Realized gain (loss) on investments	4	-	6	-	845	-	1,635	-
Change in unrealized gain (loss) on investments	(1,653)	-	(88)	-	(605)	-	(2,579)	-
Reinvested capital gains	1,922	-	805	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	453	-	723	-	9,216	-	31,335	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	239	-	223	-	3,561	-	35,103	-
Transfers between funds	19,747	-	18,376	-	264,760	-	980,010	-
Surrenders (notes 2, 3, 4, 5 and 6)	(171)	-	(160)	-	(18,772)	-	(69,277)	-
Adjustments to maintain reserves	1	-	-	-	58	-	(40)	-

Net equity transactions	19,816	-	18,439	-	249,607	-	945,796	-

Net change in contract owners’ equity	20,269	-	19,162	-	258,823	-	977,131	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$20,269	-	19,162	-	258,823	-	977,131	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,802	-	1,607	-	27,041	-	102,555	-
Units surrendered	(15)	-	(13)	-	(2,009)	-	(7,961)	-

Ending units	1,787	-	1,594	-	25,032	-	94,594	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMV2		LOVTRC		MNDIC		MV2IGI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$77,528	-	51,098	35,119	-	-	6,255	4,670
Realized gain (loss) on investments	44,140	-	(28,992)	(5,655)	(275,795)	(70,658)	33,690	9,559
Change in unrealized gain (loss) on investments	89,527	-	9,132	15,767	344,264	207,399	68,994	243,619
Reinvested capital gains	67,731	-	-	-	-	-	156,798	80,791

Net increase (decrease) in contract owners’ equity resulting from operations	278,926	-	31,238	45,231	68,469	136,741	265,737	338,639

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	68,769	-	32,275	38,208	33,801	45,886	26,435	23,770
Transfers between funds	3,681,251	-	239,736	180,250	(242,027)	25,136	(5,796)	(42,006)
Surrenders (notes 2, 3, 4, 5 and 6)	(307,139)	-	(45,102)	(36,605)	(61,015)	(97,811)	(134,410)	(58,222)
Adjustments to maintain reserves	45	-	(8)	(52)	(963)	929	1	(14)

Net equity transactions	3,442,926	-	226,901	181,801	(270,204)	(25,860)	(113,770)	(76,472)

Net change in contract owners’ equity	3,721,852	-	258,139	227,032	(201,735)	110,881	151,967	262,167
Contract owners’ equity at beginning of period	-	-	824,374	597,342	1,073,392	962,511	1,707,423	1,445,256

Contract owners’ equity at end of period	$3,721,852	-	1,082,513	824,374	871,657	1,073,392	1,859,390	1,707,423

CHANGE IN UNITS:
Beginning units	-	-	75,067	57,840	35,041	35,950	58,303	61,198
Units purchased	379,608	-	26,937	21,814	1,388	2,897	1,200	1,193
Units surrendered	(31,220)	-	(5,983)	(4,587)	(9,766)	(3,806)	(4,894)	(4,088)

Ending units	348,388	-	96,021	75,067	26,663	35,041	54,609	58,303

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MV3MVI		MVFIC		MVIGIC		MVIVIC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,852	2,193	179,802	161,031	4,708	1,069	10,070	5,067
Realized gain (loss) on investments	3,467	(4,817)	130,514	53,991	(485)	(1,260)	7,620	2,702
Change in unrealized gain (loss) on investments	20,058	23,859	57,923	(130,931)	22,604	17,769	972	50,322
Reinvested capital gains	16,363	4,160	814,325	676,860	1,529	3,048	32,470	52,655

Net increase (decrease) in contract owners’ equity resulting from operations	44,740	25,395	1,182,564	760,951	28,356	20,626	51,132	110,746

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,070	1,103	225,553	229,938	21,700	8,424	30,933	43,790
Transfers between funds	182,666	39,531	57,284	(33,614)	235,680	135,270	(21,739)	(25,712)
Surrenders (notes 2, 3, 4, 5 and 6)	(30,723)	(11,391)	(702,446)	(579,869)	(15,498)	(5,409)	(84,210)	(62,462)
Adjustments to maintain reserves	1	1	165	3,595	2	(4)	(9)	24

Net equity transactions	180,014	29,244	(419,444)	(379,950)	241,884	138,281	(75,025)	(44,360)

Net change in contract owners’ equity	224,754	54,639	763,120	381,001	270,240	158,907	(23,893)	66,386
Contract owners’ equity at beginning of period	208,284	153,645	10,194,736	9,813,735	224,307	65,400	705,318	638,932

Contract owners’ equity at end of period	$433,038	208,284	10,957,856	10,194,736	494,547	224,307	681,425	705,318

CHANGE IN UNITS:
Beginning units	11,226	9,335	221,164	229,785	16,569	5,542	26,437	28,177
Units purchased	10,587	2,582	8,347	8,712	18,212	12,238	1,440	2,035
Units surrendered	(1,294)	(691)	(16,525)	(17,333)	(1,267)	(1,211)	(4,061)	(3,775)

Ending units	20,519	11,226	212,986	221,164	33,514	16,569	23,816	26,437

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIVSC		DTRTFB		EIF		GBF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$29,636	11,123	16,648	1,919	96,573	99,138	85,775	66,966
Realized gain (loss) on investments	62,462	42,306	(1,080)	(5,017)	81,249	324,269	(36,162)	(50,444)
Change in unrealized gain (loss) on investments	(32,584)	144,938	(15,433)	6,138	99,512	(272,340)	(30,047)	97,055
Reinvested capital gains	115,339	178,065	-	-	213,345	456,581	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	174,853	376,432	135	3,040	490,679	607,648	19,566	113,577

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	39,908	53,967	4,287	10,197	121,091	126,958	109,716	157,125
Transfers between funds	(31,316)	(22,400)	127,551	3,048	124,383	(724,171)	9,535	(236,188)
Surrenders (notes 2, 3, 4, 5 and 6)	(200,413)	(103,524)	(5,806)	(1,055)	(409,235)	(390,886)	(93,944)	(119,103)
Adjustments to maintain reserves	-	(12)	-	3	3,397	1,723	38	3,861

Net equity transactions	(191,821)	(71,969)	126,032	12,193	(160,364)	(986,376)	25,345	(194,305)

Net change in contract owners’ equity	(16,968)	304,463	126,167	15,233	330,315	(378,728)	44,911	(80,728)
Contract owners’ equity at beginning of period	2,483,743	2,179,280	60,686	45,453	5,125,373	5,504,101	2,491,547	2,572,275

Contract owners’ equity at end of period	$2,466,775	2,483,743	186,853	60,686	5,455,688	5,125,373	2,536,458	2,491,547

CHANGE IN UNITS:
Beginning units	82,715	85,180	5,903	4,672	128,403	154,417	163,905	177,171
Units purchased	2,743	2,846	12,483	2,109	6,593	7,876	14,203	15,340
Units surrendered	(8,658)	(5,311)	(770)	(878)	(10,582)	(33,890)	(12,945)	(28,606)

Ending units	76,800	82,715	17,616	5,903	124,414	128,403	165,163	163,905

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GEM		GIG		GVAAA2		GVABD2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$36,531	43,330	24,853	23,284	-	-	-	-
Realized gain (loss) on investments	(5,089)	2,481	6,294	3,360	99,359	(1,603)	(6,191)	(4,642)
Change in unrealized gain (loss) on investments	139,269	62,313	70,617	136,488	1,301,465	294,512	17,011	56,351
Reinvested capital gains	-	-	-	-	462,798	1,143,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	170,711	108,124	101,764	163,132	1,863,622	1,436,620	10,820	51,709

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	109,969	135,826	35,799	39,517	406,156	423,417	35,527	36,689
Transfers between funds	74,551	51,522	(6,934)	(13,818)	12,685	14,192	(3,028)	302,507
Surrenders (notes 2, 3, 4, 5 and 6)	(191,062)	(142,329)	(52,048)	(58,480)	(722,467)	(728,907)	(67,314)	(63,769)
Adjustments to maintain reserves	(893)	975	3,339	(82)	(8)	153	(1)	134

Net equity transactions	(7,435)	45,994	(19,844)	(32,863)	(303,634)	(291,145)	(34,816)	275,561

Net change in contract owners’ equity	163,276	154,118	81,920	130,269	1,559,988	1,145,475	(23,996)	327,270
Contract owners’ equity at beginning of period	2,639,929	2,485,811	898,134	767,865	11,765,380	10,619,905	1,237,686	910,416

Contract owners’ equity at end of period	$2,803,205	2,639,929	980,054	898,134	13,325,368	11,765,380	1,213,690	1,237,686

CHANGE IN UNITS:
Beginning units	253,060	248,206	56,997	59,305	387,712	398,395	83,298	64,031
Units purchased	22,188	22,050	2,846	3,751	15,843	19,534	4,118	23,861
Units surrendered	(22,423)	(17,196)	(3,964)	(6,059)	(24,990)	(30,217)	(6,401)	(4,594)

Ending units	252,825	253,060	55,879	56,997	378,565	387,712	81,015	83,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	66,304	47,615	175,542	9,126	505,957	129,508	(1,375,941)	(765,108)
Change in unrealized gain (loss) on investments	185,072	287,959	281,849	322,697	1,812,387	1,527,062	6,415,062	7,473,137
Reinvested capital gains	218,690	329,130	156,706	222,463	377,931	907,784	-	471,777

Net increase (decrease) in contract owners’ equity resulting from operations	470,066	664,704	614,097	554,286	2,696,275	2,564,354	5,039,121	7,179,806

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	88,451	83,255	53,129	51,665	134,227	142,291	1,517,221	1,443,195
Transfers between funds	(56,937)	(1,741)	17,627	(36,244)	26,875	(94,837)	(1,180,188)	(208,587)
Surrenders (notes 2, 3, 4, 5 and 6)	(269,237)	(269,867)	(580,479)	(101,687)	(704,685)	(618,805)	(3,484,814)	(2,713,457)
Adjustments to maintain reserves	1,667	2,081	(9)	(55)	10,536	(145)	(571)	(3,900)

Net equity transactions	(236,056)	(186,272)	(509,732)	(86,321)	(533,047)	(571,496)	(3,148,352)	(1,482,749)

Net change in contract owners’ equity	234,010	478,432	104,365	467,965	2,163,228	1,992,858	1,890,769	5,697,057
Contract owners’ equity at beginning of period	3,577,224	3,098,792	2,662,848	2,194,883	8,931,841	6,938,983	46,455,571	40,758,514

Contract owners’ equity at end of period	$3,811,234	3,577,224	2,767,213	2,662,848	11,095,069	8,931,841	48,346,340	46,455,571

CHANGE IN UNITS:
Beginning units	87,343	92,414	72,620	75,230	157,796	169,114	1,466,821	1,517,665
Units purchased	2,339	3,452	1,914	2,091	5,413	3,628	49,492	56,287
Units surrendered	(7,496)	(8,523)	(13,554)	(4,701)	(13,751)	(14,946)	(143,650)	(107,131)

Ending units	82,186	87,343	60,980	72,620	149,458	157,796	1,372,663	1,466,821

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMC		GVEX1		GVIDA		GVIDC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	262,895	267,043	-	-	-	-
Realized gain (loss) on investments	(14,927)	(22,371)	(1,391,781)	(1,309,098)	(177,693)	(109,520)	(880)	(22,822)
Change in unrealized gain (loss) on investments	72,510	122,303	6,619,765	5,457,609	1,574,427	1,821,514	25,405	76,518
Reinvested capital gains	-	-	18,310	23,715	-	118,791	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,583	99,932	5,509,189	4,439,269	1,396,734	1,830,785	24,525	53,696

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	46,938	81,141	774,170	918,381	334,430	388,368	22,620	22,846
Transfers between funds	(52,080)	(38,197)	835,986	1,020,919	(918,840)	(149,300)	303	(121,955)
Surrenders (notes 2, 3, 4, 5 and 6)	(50,458)	(59,495)	(1,341,281)	(1,108,400)	(361,371)	(349,189)	(28,568)	(33,531)
Adjustments to maintain reserves	-	8	(760)	(1,915)	6	646	-	107

Net equity transactions	(55,600)	(16,543)	268,115	828,985	(945,775)	(109,475)	(5,645)	(132,533)

Net change in contract owners’ equity	1,983	83,389	5,777,304	5,268,254	450,959	1,721,310	18,880	(78,837)
Contract owners’ equity at beginning of period	979,422	896,033	22,263,763	16,995,509	11,233,571	9,512,261	646,433	725,270

Contract owners’ equity at end of period	$981,405	979,422	28,041,067	22,263,763	11,684,530	11,233,571	665,313	646,433

CHANGE IN UNITS:
Beginning units	43,288	44,056	618,932	595,118	329,243	332,826	35,256	42,731
Units purchased	2,125	4,000	47,392	57,736	11,674	15,929	1,272	1,455
Units surrendered	(4,526)	(4,768)	(41,501)	(33,922)	(36,872)	(19,512)	(1,578)	(8,930)

Ending units	40,887	43,288	624,823	618,932	304,045	329,243	34,950	35,256

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDM		GVIX2		HIBF		IDPG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	14,720	10,195	86,960	77,955	-	-
Realized gain (loss) on investments	(774,676)	(1,532,100)	8,752	12,600	(2,724)	(9,569)	(1,284)	(4,204)
Change in unrealized gain (loss) on investments	2,348,333	4,069,124	(8,697)	56,345	7,373	91,262	11,093	18,968
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,573,657	2,537,024	14,775	79,140	91,609	159,648	9,809	14,764

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	86,548	165,233	14,937	17,132	35,061	52,197	18,254	23,070
Transfers between funds	(79,558)	45	(3,723)	(73,541)	174,952	21,879	9,981	133
Surrenders (notes 2, 3, 4, 5 and 6)	(1,862,906)	(2,767,912)	(73,319)	(31,009)	(74,461)	(103,583)	(43,450)	(36,735)
Adjustments to maintain reserves	(2)	1	(12)	(73)	3,161	151	-	(2)

Net equity transactions	(1,855,918)	(2,602,633)	(62,117)	(87,491)	138,713	(29,356)	(15,215)	(13,534)

Net change in contract owners’ equity	(282,261)	(65,609)	(47,342)	(8,351)	230,322	130,292	(5,406)	1,230
Contract owners’ equity at beginning of period	18,290,659	18,356,268	471,783	480,134	1,353,662	1,223,370	117,032	115,802

Contract owners’ equity at end of period	$18,008,398	18,290,659	424,441	471,783	1,583,984	1,353,662	111,626	117,032

CHANGE IN UNITS:
Beginning units	677,839	780,416	32,796	39,154	50,697	51,831	7,599	8,512
Units purchased	3,108	6,590	1,194	1,599	8,418	4,397	1,752	1,615
Units surrendered	(68,771)	(109,167)	(5,312)	(7,957)	(3,296)	(5,531)	(2,727)	(2,528)

Ending units	612,176	677,839	28,678	32,796	55,819	50,697	6,624	7,599

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IDPGI		MCIF		MSBF		NCPG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	60,855	61,677	162,090	123,827	-	-
Realized gain (loss) on investments	698	(522)	(97,788)	(84,141)	(11,697)	(5,445)	5,902	3,491
Change in unrealized gain (loss) on investments	9,475	14,599	476,026	504,887	92,622	(59,811)	62,336	54,418
Reinvested capital gains	-	-	265,013	261,319	-	113,072	-	9,445

Net increase (decrease) in contract owners’ equity resulting from operations	10,173	14,077	704,106	743,742	243,015	171,643	68,238	67,354

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,724	23,643	127,719	136,464	54,879	51,503	81,129	83,486
Transfers between funds	(42)	(36)	78,714	(57,981)	131,704	324,315	(146)	(570)
Surrenders (notes 2, 3, 4, 5 and 6)	(15,237)	(15,563)	(375,176)	(240,343)	(173,618)	(119,734)	(39,308)	(103,705)
Adjustments to maintain reserves	-	9	(22)	(38)	3,166	(86)	(8)	(34)

Net equity transactions	7,445	8,053	(168,765)	(161,898)	16,131	255,998	41,667	(20,823)

Net change in contract owners’ equity	17,618	22,130	535,341	581,844	259,146	427,641	109,905	46,531
Contract owners’ equity at beginning of period	128,869	106,739	5,293,312	4,711,468	2,298,597	1,870,956	608,097	561,566

Contract owners’ equity at end of period	$146,487	128,869	5,828,653	5,293,312	2,557,743	2,298,597	718,002	608,097

CHANGE IN UNITS:
Beginning units	9,187	8,551	99,787	103,079	106,394	94,133	39,282	40,852
Units purchased	1,530	1,825	4,062	4,191	9,142	18,766	4,785	5,786
Units surrendered	(1,032)	(1,189)	(7,035)	(7,483)	(8,243)	(6,505)	(2,402)	(7,356)

Ending units	9,685	9,187	96,814	99,787	107,293	106,394	41,665	39,282

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NCPGI		NVAMV1		NVAMVX		NVBX
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	61,141	58,243	95,988	84,262	28,935	24,371
Realized gain (loss) on investments	943	297	41,890	22,867	170,093	80,935	(9,793)	(2,690)
Change in unrealized gain (loss) on investments	12,870	16,913	148,159	23,127	83,624	(28,097)	(11,842)	23,948
Reinvested capital gains	-	-	249,642	186,846	343,260	245,735	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,813	17,210	500,832	291,083	692,965	382,835	7,300	45,629

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	16,837	17,408	-	2	302,530	207,607	22,877	17,599
Transfers between funds	947	1,332	(70)	(36,542)	(89,332)	(71,070)	71,325	-
Surrenders (notes 2, 3, 4, 5 and 6)	(9,998)	(10,481)	(374,886)	(429,408)	(354,622)	(245,302)	(17,101)	(16,192)
Adjustments to maintain reserves	-	(4)	(1)	503	(87)	241	-	(2)

Net equity transactions	7,786	8,255	(374,957)	(465,445)	(141,511)	(108,524)	77,101	1,405

Net change in contract owners’ equity	21,599	25,465	125,875	(174,362)	551,454	274,311	84,401	47,034
Contract owners’ equity at beginning of period	155,012	129,547	3,421,432	3,595,794	4,628,554	4,354,243	924,335	877,301

Contract owners’ equity at end of period	$176,611	155,012	3,547,307	3,421,432	5,180,008	4,628,554	1,008,736	924,335

CHANGE IN UNITS:
Beginning units	10,885	10,252	65,790	75,256	268,648	275,461	82,452	82,319
Units purchased	1,177	1,427	-	-	17,824	18,053	8,130	1,922
Units surrendered	(674)	(794)	(6,639)	(9,466)	(26,136)	(24,866)	(1,564)	(1,789)

Ending units	11,388	10,885	59,151	65,790	260,336	268,648	89,018	82,452

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCBD1		NVCCA1		NVCCN1		NVCMA1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$18,810	17,356	-	-	-	-	-	-
Realized gain (loss) on investments	(5,752)	(12,863)	(14,930)	(26,136)	1,596	5	240,471	(96,009)
Change in unrealized gain (loss) on investments	(5,150)	23,803	728,940	477,020	37,005	46,500	1,725,359	1,778,969
Reinvested capital gains	-	-	64,063	414,840	-	14,732	287,505	1,019,286

Net increase (decrease) in contract owners’ equity resulting from operations	7,908	28,296	778,073	865,724	38,601	61,237	2,253,335	2,702,246

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	25,225	29,527	361,419	324,142	31,555	30,047	549,057	648,709
Transfers between funds	10,386	(821)	3,690	49,768	-	-	(804,882)	(288,370)
Surrenders (notes 2, 3, 4, 5 and 6)	(28,570)	(45,617)	(241,252)	(227,397)	(37,882)	(36,371)	(1,044,843)	(1,989,638)
Adjustments to maintain reserves	(1)	2	(22)	(54)	(119)	(2,264)	(45)	978

Net equity transactions	7,040	(16,909)	123,835	146,459	(6,446)	(8,588)	(1,300,713)	(1,628,321)

Net change in contract owners’ equity	14,948	11,387	901,908	1,012,183	32,155	52,649	952,622	1,073,925
Contract owners’ equity at beginning of period	562,166	550,779	6,209,069	5,196,886	742,112	689,463	16,855,663	15,781,738

Contract owners’ equity at end of period	$577,114	562,166	7,110,977	6,209,069	774,267	742,112	17,808,285	16,855,663

CHANGE IN UNITS:
Beginning units	36,429	37,542	251,330	244,972	43,837	44,356	644,680	712,653
Units purchased	3,310	3,111	14,595	18,767	1,818	1,760	23,579	32,114
Units surrendered	(2,848)	(4,224)	(10,252)	(12,409)	(2,172)	(2,279)	(69,408)	(100,087)

Ending units	36,891	36,429	255,673	251,330	43,483	43,837	598,851	644,680

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMC1		NVCMD1		NVCRA1		NVCRB1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	2,017	(631)	25,008	10,391	152,634	79,431	7,092	4,053
Change in unrealized gain (loss) on investments	25,786	23,620	527,541	390,905	733,568	638,109	186,382	184,289
Reinvested capital gains	476	18,451	83,287	354,824	69,820	353,418	19,835	104,414

Net increase (decrease) in contract owners’ equity resulting from operations	28,279	41,440	635,836	756,120	956,022	1,070,958	213,309	292,756

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	23,123	20,067	221,209	219,559	259,278	433,499	209,453	233,098
Transfers between funds	(40,658)	54	(6,235)	151,946	87,373	(190,804)	(28,058)	1,786
Surrenders (notes 2, 3, 4, 5 and 6)	(19,217)	(21,964)	(314,038)	(499,787)	(503,759)	(274,646)	(159,506)	(531,794)
Adjustments to maintain reserves	-	6	(9)	35	(15)	(80)	(238)	(2,266)

Net equity transactions	(36,752)	(1,837)	(99,073)	(128,247)	(157,123)	(32,031)	21,651	(299,176)

Net change in contract owners’ equity	(8,473)	39,603	536,763	627,873	798,899	1,038,927	234,960	(6,420)
Contract owners’ equity at beginning of period	388,771	349,168	5,729,730	5,101,857	6,435,801	5,396,874	2,284,502	2,290,922

Contract owners’ equity at end of period	$380,298	388,771	6,266,493	5,729,730	7,234,700	6,435,801	2,519,462	2,284,502

CHANGE IN UNITS:
Beginning units	19,396	19,489	246,874	252,692	234,228	235,190	106,545	121,161
Units purchased	1,161	1,108	11,332	18,420	11,761	18,812	9,769	12,026
Units surrendered	(2,955)	(1,201)	(15,354)	(24,238)	(17,907)	(19,774)	(8,851)	(26,642)

Ending units	17,602	19,396	242,852	246,874	228,082	234,228	107,463	106,545

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDBL2		NVDBLP		NVDCA2		NVDCAP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(4,825)	(12,366)	(12,782)	(11,010)	(2,084)	(3,388)	(18,436)	(26,412)
Change in unrealized gain (loss) on investments	45,136	72,964	60,277	83,291	16,058	22,755	144,367	187,501
Reinvested capital gains	-	-	-	-	-	124	-	1,042

Net increase (decrease) in contract owners’ equity resulting from operations	40,311	60,598	47,495	72,281	13,974	19,491	125,931	162,131

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	33,218	52,437	48,513	59,882	-	-	94,313	97,903
Transfers between funds	(8,301)	(19,878)	1,392	(94)	-	-	810	42,833
Surrenders (notes 2, 3, 4, 5 and 6)	(32,474)	(47,029)	(81,815)	(62,548)	(6,307)	(6,290)	(71,286)	(73,136)
Adjustments to maintain reserves	(1)	(8)	(8)	26	(1)	8	(377)	(6,339)

Net equity transactions	(7,558)	(14,478)	(31,918)	(2,734)	(6,308)	(6,282)	23,460	61,261

Net change in contract owners’ equity	32,753	46,120	15,577	69,547	7,666	13,209	149,391	223,392
Contract owners’ equity at beginning of period	518,183	472,063	615,990	546,443	135,457	122,248	1,182,765	959,373

Contract owners’ equity at end of period	$550,936	518,183	631,567	615,990	143,123	135,457	1,332,156	1,182,765

CHANGE IN UNITS:
Beginning units	21,026	21,652	33,625	33,747	4,275	4,490	53,705	50,776
Units purchased	1,560	2,512	2,623	3,562	-	-	4,154	6,676
Units surrendered	(1,847)	(3,138)	(4,310)	(3,684)	(186)	(215)	(3,205)	(3,747)

Ending units	20,739	21,026	31,938	33,625	4,089	4,275	54,654	53,705

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDMAP		NVDMCP		NVFIII		NVGEII
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	495	255	6,373	2,958
Realized gain (loss) on investments	(71,402)	(38,874)	(23,441)	(6,957)	(336)	(110)	29,466	1,285
Change in unrealized gain (loss) on investments	315,084	339,457	50,777	60,094	(235)	318	5,317	28,365
Reinvested capital gains	-	21,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	243,682	321,752	27,336	53,137	(76)	463	41,156	32,608

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	203,494	192,451	43,083	46,860	5,988	3,688	2,417	39,039
Transfers between funds	(393)	(10,914)	374	210	2,317	(253)	380,145	32,510
Surrenders (notes 2, 3, 4, 5 and 6)	(229,947)	(116,327)	(140,751)	(31,330)	(604)	(555)	(80,611)	(19,856)
Adjustments to maintain reserves	6	58	(23)	38	-	-	1	(6)

Net equity transactions	(26,840)	65,268	(97,317)	15,778	7,701	2,880	301,952	51,687

Net change in contract owners’ equity	216,842	387,020	(69,981)	68,915	7,625	3,343	343,108	84,295
Contract owners’ equity at beginning of period	2,122,983	1,735,963	524,749	455,834	10,240	6,897	215,785	131,490

Contract owners’ equity at end of period	$2,339,825	2,122,983	454,768	524,749	17,865	10,240	558,893	215,785

CHANGE IN UNITS:
Beginning units	89,649	86,603	31,205	30,210	1,017	721	13,968	10,255
Units purchased	8,144	9,007	2,516	2,978	986	379	24,398	5,099
Units surrendered	(9,123)	(5,961)	(8,290)	(1,983)	(242)	(83)	(7,061)	(1,386)

Ending units	88,670	89,649	25,431	31,205	1,761	1,017	31,305	13,968

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVIDAP		NVIDCP		NVIDMP		NVIE6
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	4,467	4,879
Realized gain (loss) on investments	(52,265)	(35,228)	(392)	(896)	(239,368)	(152,038)	8,720	1,055
Change in unrealized gain (loss) on investments	362,507	391,203	15,089	27,963	773,505	908,077	8,859	30,423
Reinvested capital gains	-	24,693	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	310,242	380,668	14,697	27,067	534,137	756,039	22,046	36,357

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	232,083	222,135	24,401	24,442	563,853	630,513	-	-
Transfers between funds	(5,468)	(1,465)	259	149	(5,871)	(49,356)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(332,608)	(107,260)	(13,654)	(13,833)	(777,444)	(365,283)	(35,754)	(8,533)
Adjustments to maintain reserves	(4)	26	(27)	11	(217)	(120)	1	2

Net equity transactions	(105,997)	113,436	10,979	10,769	(219,679)	215,754	(35,753)	(8,531)

Net change in contract owners’ equity	204,245	494,104	25,676	37,836	314,458	971,793	(13,707)	27,826
Contract owners’ equity at beginning of period	2,404,728	1,910,624	360,933	323,097	5,909,292	4,937,499	201,352	173,526

Contract owners’ equity at end of period	$2,608,973	2,404,728	386,609	360,933	6,223,750	5,909,292	187,645	201,352

CHANGE IN UNITS:
Beginning units	92,544	87,879	25,796	24,976	293,419	281,826	13,081	13,693
Units purchased	8,466	9,525	1,823	1,951	37,783	42,524	-	-
Units surrendered	(12,006)	(4,860)	(1,061)	(1,131)	(48,141)	(30,931)	(2,099)	(612)

Ending units	89,004	92,544	26,558	25,796	283,061	293,419	10,982	13,081

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$57,694	36,661	71,072	71,393	6,995	42,009	147,533	57,564
Realized gain (loss) on investments	9,839	(6,076)	(28,367)	(53,663)	(97,491)	(130,408)	48,469	28,966
Change in unrealized gain (loss) on investments	(19,799)	201,168	1,985	117,531	77,100	406,740	(98,156)	222,417
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,734	231,753	44,690	135,261	(13,396)	318,341	97,846	308,947

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	46,534	41,753	140,852	113,106	73,792	84,086	128,422	125,758
Transfers between funds	24,128	66,119	74,328	7,554	(106,708)	(48,812)	30,807	36,824
Surrenders (notes 2, 3, 4, 5 and 6)	(67,969)	(158,934)	(181,583)	(141,550)	(195,860)	(297,816)	(129,579)	(152,661)
Adjustments to maintain reserves	(1,835)	1,974	(91)	(73)	54	(3,797)	8	293

Net equity transactions	858	(49,088)	33,506	(20,963)	(228,722)	(266,339)	29,658	10,214

Net change in contract owners’ equity	48,592	182,665	78,196	114,298	(242,118)	52,002	127,504	319,161
Contract owners’ equity at beginning of period	1,535,153	1,352,488	1,992,000	1,877,702	2,212,933	2,160,931	2,282,820	1,963,659

Contract owners’ equity at end of period	$1,583,745	1,535,153	2,070,196	1,992,000	1,970,815	2,212,933	2,410,324	2,282,820

CHANGE IN UNITS:
Beginning units	106,050	109,854	114,249	115,659	154,545	174,561	160,917	160,112
Units purchased	5,371	9,194	13,402	11,301	9,191	8,718	15,045	15,272
Units surrendered	(5,313)	(12,998)	(11,265)	(12,711)	(24,218)	(28,734)	(13,279)	(14,467)

Ending units	106,108	106,050	116,386	114,249	139,518	154,545	162,683	160,917

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$90,346	463,224	-	-	1,642	2,047	32,644	50,504
Realized gain (loss) on investments	(244,132)	(428,579)	(261,369)	(293,073)	507	(3,364)	(76,379)	(191,008)
Change in unrealized gain (loss) on investments	1,850,006	2,104,397	908,525	933,043	6,072	(6,706)	250,671	(79,616)
Reinvested capital gains	867,765	447,376	-	-	2,559	19,347	57,096	497,594

Net increase (decrease) in contract owners’ equity resulting from operations	2,563,985	2,586,418	647,156	639,970	10,780	11,324	264,032	277,474

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	470,198	151,735	98,801	105,807	11,903	14,119	74,902	86,397
Transfers between funds	941,005	(124,745)	(110,455)	(54,750)	12,415	(8,470)	4,014	(388,018)
Surrenders (notes 2, 3, 4, 5 and 6)	(869,363)	(650,283)	(322,494)	(254,195)	(7,633)	(22,866)	(227,235)	(205,725)
Adjustments to maintain reserves	(1,015)	(3,228)	(689)	(3,755)	(5)	18	68	803

Net equity transactions	540,825	(626,521)	(334,837)	(206,893)	16,680	(17,199)	(148,251)	(506,543)

Net change in contract owners’ equity	3,104,810	1,959,897	312,319	433,077	27,460	(5,875)	115,781	(229,069)
Contract owners’ equity at beginning of period	9,536,147	7,576,250	3,630,042	3,196,965	131,136	137,011	3,111,934	3,341,003

Contract owners’ equity at end of period	$12,640,957	9,536,147	3,942,361	3,630,042	158,596	131,136	3,227,715	3,111,934

CHANGE IN UNITS:
Beginning units	157,790	169,682	112,601	119,573	4,241	4,822	90,210	105,210
Units purchased	21,951	3,618	3,791	4,261	770	537	3,516	3,683
Units surrendered	(13,820)	(15,510)	(13,195)	(11,233)	(285)	(1,118)	(7,478)	(18,683)

Ending units	165,921	157,790	103,197	112,601	4,726	4,241	86,248	90,210

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNMO1		NVNSR2		NVOLG1		NVRE1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$10,661	9,768	5,397	8,246	405,168	426,192	92,377	87,050
Realized gain (loss) on investments	8,388	15,964	(6,258)	(35,912)	1,244,227	437,354	160,661	48,528
Change in unrealized gain (loss) on investments	(364,056)	233,043	(157,139)	223,463	5,240,622	5,606,096	175,037	247,121
Reinvested capital gains	780,974	135,297	405,363	335,841	-	-	-	85,005

Net increase (decrease) in contract owners’ equity resulting from operations	435,967	394,072	247,363	531,638	6,890,017	6,469,642	428,075	467,704

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	99,703	4,303	60,341	61,550	883,448	654,498	107,774	133,979
Transfers between funds	6,243	32,088	(488)	(62,882)	(690,095)	(359,150)	(81,626)	(3,991)
Surrenders (notes 2, 3, 4, 5 and 6)	(33,009)	(84,109)	(215,111)	(203,078)	(4,012,182)	(3,176,683)	(624,834)	(280,737)
Adjustments to maintain reserves	(1)	(20)	(47)	(147)	(1,102)	(6,344)	(32)	30

Net equity transactions	72,936	(47,738)	(155,305)	(204,557)	(3,819,931)	(2,887,679)	(598,718)	(150,719)

Net change in contract owners’ equity	508,903	346,334	92,058	327,081	3,070,086	3,581,963	(170,643)	316,985
Contract owners’ equity at beginning of period	2,068,319	1,721,985	2,998,251	2,671,170	31,995,907	28,413,944	4,004,703	3,687,718

Contract owners’ equity at end of period	$2,577,222	2,068,319	3,090,309	2,998,251	35,065,993	31,995,907	3,834,060	4,004,703

CHANGE IN UNITS:
Beginning units	56,590	58,135	88,199	94,828	463,507	509,911	167,036	173,619
Units purchased	2,427	1,332	2,749	2,988	14,129	14,848	8,748	11,092
Units surrendered	(972)	(2,877)	(7,141)	(9,617)	(63,967)	(61,252)	(31,354)	(17,675)

Ending units	58,045	56,590	83,807	88,199	413,669	463,507	144,430	167,036

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSIX2		NVSTB1		NVSTB2		NVTIV3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$14,039	14,981	5,927	4,533	33,960	33,642	89,647	37,951
Realized gain (loss) on investments	(31,872)	(32,599)	(195)	(1,444)	(6,436)	(7,853)	(3,924)	(52,129)
Change in unrealized gain (loss) on investments	158,988	207,447	731	3,723	18,372	26,226	(23,001)	232,913
Reinvested capital gains	16,070	7,933	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,225	197,762	6,463	6,812	45,896	52,015	62,722	218,735

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	49,297	58,746	9,968	9,918	6,159	23,316	(4)	-
Transfers between funds	2,276	41,873	12,278	(8,702)	(121,549)	11,251	(1,089)	(57,038)
Surrenders (notes 2, 3, 4, 5 and 6)	(77,975)	(61,292)	(5,800)	(7,501)	(49,810)	(66,622)	(121,791)	(150,360)
Adjustments to maintain reserves	-	(19)	(16)	(20)	1	2	-	(7)

Net equity transactions	(26,402)	39,308	16,430	(6,305)	(165,199)	(32,053)	(122,884)	(207,405)

Net change in contract owners’ equity	130,823	237,070	22,893	507	(119,303)	19,962	(60,162)	11,330
Contract owners’ equity at beginning of period	1,426,292	1,189,222	115,040	114,533	951,549	931,587	1,512,544	1,501,214

Contract owners’ equity at end of period	$1,557,115	1,426,292	137,933	115,040	832,246	951,549	1,452,382	1,512,544

CHANGE IN UNITS:
Beginning units	58,860	57,100	9,836	10,376	74,518	77,103	66,224	75,955
Units purchased	2,778	4,895	1,846	1,179	520	2,975	-	-
Units surrendered	(3,680)	(3,135)	(487)	(1,719)	(13,002)	(5,560)	(5,229)	(9,731)

Ending units	57,958	58,860	11,195	9,836	62,036	74,518	60,995	66,224

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SAM		SAM5		SCF		SCGF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$404,649	408,687	31,419	40,651	3,864	14,189	-	-
Realized gain (loss) on investments	-	-	-	-	(3,829)	(46,716)	7,986	(57,990)
Change in unrealized gain (loss) on investments	-	-	-	-	295,132	391,395	322,697	287,354
Reinvested capital gains	-	1	-	-	93,229	16,000	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,649	408,688	31,419	40,651	388,396	374,868	330,683	229,364

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	699,805	648,122	36,385	35,611	63,635	66,081	45,526	45,223
Transfers between funds	179,771	(416,552)	(50,867)	(310,508)	45,805	21,638	76,070	(1,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,335,082)	(826,560)	(23,244)	(91,876)	(182,328)	(189,247)	(116,935)	(87,557)
Adjustments to maintain reserves	32	1,103	(112)	387	(44)	(605)	2,633	860

Net equity transactions	(455,474)	(593,887)	(37,838)	(366,386)	(72,932)	(102,133)	7,294	(43,035)

Net change in contract owners’ equity	(50,825)	(185,199)	(6,419)	(325,735)	315,464	272,735	337,977	186,329
Contract owners’ equity at beginning of period	8,495,263	8,680,462	457,140	782,875	3,009,555	2,736,820	1,530,956	1,344,627

Contract owners’ equity at end of period	$8,444,438	8,495,263	450,721	457,140	3,325,019	3,009,555	1,868,933	1,530,956

CHANGE IN UNITS:
Beginning units	671,183	718,370	41,358	74,226	63,184	65,495	38,813	40,043
Units purchased	73,707	69,858	98,354	62,899	2,870	2,270	3,304	1,731
Units surrendered	(108,786)	(117,045)	(100,853)	(95,767)	(4,324)	(4,581)	(3,027)	(2,961)

Ending units	636,104	671,183	38,859	41,358	61,730	63,184	39,090	38,813

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCVF		TRF		AMMCGS		AMSRS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$9,761	5,315	52,765	60,744	-	-	2,788	3,348
Realized gain (loss) on investments	(67,681)	(66,970)	157,698	217,382	3,432	(48)	66,131	42,240
Change in unrealized gain (loss) on investments	137,070	206,304	224,818	(371,255)	34,535	38,139	145,047	179,863
Reinvested capital gains	11,986	59,666	181,126	453,694	13,719	-	60,058	15,799

Net increase (decrease) in contract owners’ equity resulting from operations	91,136	204,315	616,407	360,565	51,686	38,091	274,024	241,250

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,057	34,396	89,481	89,893	5,853	6,218	45,904	26,149
Transfers between funds	26,210	(4,442)	(19,995)	(102,648)	(3,134)	7,129	(13,983)	(55,586)
Surrenders (notes 2, 3, 4, 5 and 6)	(190,964)	(71,794)	(293,832)	(325,659)	(75,822)	(22,569)	(84,095)	(104,263)
Adjustments to maintain reserves	(3)	(27)	212	1,561	2	10	(465)	(1,647)

Net equity transactions	(129,700)	(41,867)	(224,134)	(336,853)	(73,101)	(9,212)	(52,639)	(135,347)

Net change in contract owners’ equity	(38,564)	162,448	392,273	23,712	(21,415)	28,879	221,385	105,903
Contract owners’ equity at beginning of period	1,367,635	1,205,187	4,566,444	4,542,732	246,210	217,331	1,083,609	977,706

Contract owners’ equity at end of period	$1,329,071	1,367,635	4,958,717	4,566,444	224,795	246,210	1,304,994	1,083,609

CHANGE IN UNITS:
Beginning units	34,382	35,585	103,727	111,727	12,077	12,575	21,354	24,449
Units purchased	2,067	1,557	2,797	3,057	280	735	1,105	595
Units surrendered	(5,085)	(2,760)	(7,420)	(11,057)	(3,448)	(1,233)	(2,024)	(3,690)

Ending units	31,364	34,382	99,104	103,727	8,909	12,077	20,435	21,354

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMTB		NOTB3		NOTG3		NOTMG3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$60,683	46,053	9,412	582	8,070	1,170	8,135	1,029
Realized gain (loss) on investments	(4,822)	(5,701)	(16,580)	(18,146)	(23,501)	(20,594)	(100,580)	(36,700)
Change in unrealized gain (loss) on investments	7,489	16,694	27,736	45,510	41,002	51,428	115,151	62,678
Reinvested capital gains	-	-	-	1,597	-	469	-	886

Net increase (decrease) in contract owners’ equity resulting from operations	63,350	57,046	20,568	29,543	25,571	32,473	22,706	27,893

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,140	34,734	8,849	9,472	38,065	29,602	19,058	23,486
Transfers between funds	80,835	20,083	928	534	222	349	(56)	296
Surrenders (notes 2, 3, 4, 5 and 6)	(101,401)	(58,475)	(13,041)	(13,397)	(28,983)	(25,837)	(21,114)	(11,813)
Adjustments to maintain reserves	-	(116)	2	-	(1)	1	-	5

Net equity transactions	19,574	(3,774)	(3,262)	(3,391)	9,303	4,115	(2,112)	11,974

Net change in contract owners’ equity	82,924	53,272	17,306	26,152	34,874	36,588	20,594	39,867
Contract owners’ equity at beginning of period	1,022,580	969,308	348,929	322,777	326,831	290,243	305,179	265,312

Contract owners’ equity at end of period	$1,105,504	1,022,580	366,235	348,929	361,705	326,831	325,773	305,179

CHANGE IN UNITS:
Beginning units	74,996	75,284	24,793	25,038	21,812	21,501	20,456	19,603
Units purchased	9,701	5,227	662	770	2,476	2,207	1,223	1,755
Units surrendered	(8,277)	(5,515)	(895)	(1,015)	(1,860)	(1,896)	(1,381)	(902)

Ending units	76,420	74,996	24,560	24,793	22,428	21,812	20,298	20,456

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVAAA		PMVFBA		PMVLDA		PMVRSA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$34,047	17,200	10,145	7,799	96,692	87,781	3,857	73,315
Realized gain (loss) on investments	(24,305)	(37,705)	(9,839)	(16,307)	(14,984)	(13,780)	(20,725)	(208,434)
Change in unrealized gain (loss) on investments	16,480	60,460	(11,007)	26,962	24,743	44,129	24,163	101,402
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,222	39,955	(10,701)	18,454	106,451	118,130	7,295	(33,717)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,027	55,787	12,506	16,655	113,186	127,743	5,187	7,653
Transfers between funds	(4,248)	(62,935)	(9,785)	(4,900)	(36,757)	(7,422)	(26,334)	(288,373)
Surrenders (notes 2, 3, 4, 5 and 6)	(183,306)	(98,029)	(17,984)	(25,565)	(213,571)	(201,052)	(31,548)	(25,617)
Adjustments to maintain reserves	3	-	3,091	(65)	101	(3,428)	(1)	(2)

Net equity transactions	(183,524)	(105,177)	(12,172)	(13,875)	(137,041)	(84,159)	(52,696)	(306,339)

Net change in contract owners’ equity	(157,302)	(65,222)	(22,873)	4,579	(30,590)	33,971	(45,401)	(340,056)
Contract owners’ equity at beginning of period	551,425	616,647	316,185	311,606	2,453,360	2,419,389	195,302	535,358

Contract owners’ equity at end of period	$394,123	551,425	293,312	316,185	2,422,770	2,453,360	149,901	195,302

CHANGE IN UNITS:
Beginning units	34,532	41,760	25,487	26,680	180,129	186,479	23,238	58,697
Units purchased	392	5,170	1,638	1,650	7,780	10,791	1,295	1,917
Units surrendered	(11,134)	(12,398)	(2,649)	(2,843)	(17,684)	(17,141)	(7,409)	(37,376)

Ending units	23,790	34,532	24,476	25,487	170,225	180,129	17,124	23,238

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVTRA				PVSTA				PVEIB				PVGOB
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$-		-		4,457		899		33,890		45,983		-		-
Realized gain (loss) on investments		1		-		91		245		34,623		19,285		11,459		2,529
Change in unrealized gain (loss) on investments		(1)		1		638		96		322,251		172,176		255,834		247,552
Reinvested capital gains		-		-		-		-		137,940		128,899		46,002		9,521

Net increase (decrease) in contract owners’ equity resulting from operations		-		1		5,186		1,240		528,704		366,343		313,295		259,602

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		2,192		2,198		1,405		7,381		7,679		5,631		5,677
Transfers between funds		-		-		168,330		(18,855)		(5,509)		305,379		49,346		110,408
Surrenders (notes 2, 3, 4, 5 and 6)		(1)		-		(3,615)		(939)		(160,483)		(89,172)		(34,800)		(21,190)
Adjustments to maintain reserves		1		(2,193)		-		2		-		181		(1)		5

Net equity transactions		-		(1)		166,913		(18,387)		(158,611)		224,067		20,176		94,900

Net change in contract owners’ equity		-		-		172,099		(17,147)		370,093		590,410		333,471		354,502
Contract owners’ equity at beginning of period		-		-		20,795		37,942		2,764,285		2,173,875		931,254		576,752

Contract owners’ equity at end of period		$-		-		192,894		20,795		3,134,378		2,764,285		1,264,725		931,254

CHANGE IN UNITS:
Beginning units		-		-		1,944		3,757		135,091		122,880		29,325		26,239
Units purchased		-		-		15,341		1,531		2,002		17,308		1,482		3,913
Units surrendered		-		-		(280)		(3,344)		(8,526)		(5,097)		(954)		(827)

Ending units		-		-		17,005		1,944		128,567		135,091		29,853		29,325

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVNOB		TRHS2		TRHSP		TRMCG2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$87	-	-	-	-	-	-	-
Realized gain (loss) on investments	14	-	134,943	77,971	151,864	21,749	34	(1,204)
Change in unrealized gain (loss) on investments	2,816	-	(376,477)	(128,768)	(280,063)	(37,292)	(100)	-
Reinvested capital gains	283	-	324,209	139,463	193,958	94,793	1,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,200	-	82,675	88,666	65,759	79,250	1,055	(1,204)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	224	-	140,221	151,482	107,708	168,823	162	-
Transfers between funds	62,119	-	(297,710)	(345,820)	(595,551)	(19,642)	10,785	2,346
Surrenders (notes 2, 3, 4, 5 and 6)	(361)	-	(241,999)	(178,969)	(136,681)	(273,975)	(546)	(1,142)
Adjustments to maintain reserves	1	-	-	102	(883)	954	-	-

Net equity transactions	61,983	-	(399,488)	(373,205)	(625,407)	(123,840)	10,401	1,204

Net change in contract owners’ equity	65,183	-	(316,813)	(284,539)	(559,648)	(44,590)	11,456	-
Contract owners’ equity at beginning of period	-	-	3,762,650	4,047,189	2,716,887	2,761,477	-	-

Contract owners’ equity at end of period	$65,183	-	3,445,837	3,762,650	2,157,239	2,716,887	11,456	-

CHANGE IN UNITS:
Beginning units	-	-	57,112	63,080	56,105	58,714	-	-
Units purchased	4,570	-	2,708	2,872	2,459	3,974	980	109
Units surrendered	(26)	-	(8,248)	(8,840)	(14,742)	(6,583)	(46)	(109)

Ending units	4,544	-	51,572	57,112	43,822	56,105	934	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		VWHA		VRVDRI
		2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$	46,182	53,062	4,990	4,783
Realized gain (loss) on investments		157,985	133,316	(116)	(1,965)
Change in unrealized gain (loss) on investments		(241,058)	(266,319)	15,400	16,516
Reinvested capital gains		-	-	2,395	1,977

Net increase (decrease) in contract owners’ equity resulting from operations		(36,891)	(79,941)	22,669	21,311

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		48,482	57,159	3,330	5,021
Transfers between funds		(527,714)	138,493	(1,681)	(11,838)
Surrenders (notes 2, 3, 4, 5 and 6)		(152,971)	(229,027)	(4,300)	(1,733)
Adjustments to maintain reserves		(11)	2,241	-	(3)

Net equity transactions		(632,214)	(31,134)	(2,651)	(8,553)

Net change in contract owners’ equity		(669,105)	(111,075)	20,018	12,758
Contract owners’ equity at beginning of period		2,073,269	2,184,344	203,960	191,202

Contract owners’ equity at end of period	$	1,404,164	2,073,269	223,978	203,960

CHANGE IN UNITS:
Beginning units		211,392	214,734	15,648	16,329
Units purchased		5,359	44,591	244	510
Units surrendered		(69,409)	(47,933)	(432)	(1,191)

Ending units		147,342	211,392	15,460	15,648

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)*

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)*

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)*

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2024, policyholders were not invested in this fund.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	6/15/2023
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	7/24/2023
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	7/24/2023
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/12/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/10/2024
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)	7/22/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	7/22/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)	7/22/2024

The following underlying mutual fund mergers occurred. Subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABTGB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	5/1/2024
DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024
WRBDP	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	5/1/2024
WRBP	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	5/1/2024
WRCEP	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	5/1/2024
WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024
WRGNR	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	5/1/2024
WRGP	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	5/1/2024

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024
WRI2P	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	5/1/2024
WRIP	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	5/1/2024
WRLTBP	Ivy Variable Insurance Portfolios - Macquarie VIP Limited- Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Limited- Term Bond: Class II	5/1/2024
WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024
WRPAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	5/1/2024
WRPCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	5/1/2024
WRPMAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	5/1/2024
WRPMAV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	5/1/2024
WRPMCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	5/1/2024
WRPMCV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	5/1/2024
WRPMMV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	5/1/2024
WRPMP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	5/1/2024
WRSCP	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	5/1/2024
WRSCV	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	5/1/2024
WRSTP	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	5/1/2024
WRVP	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	5/1/2024

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the premium specified by the policy owner
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2024 and 2023, total front-end sales charge deductions were $775,303 and $850,128, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $6,291,530 and $4,578,785, respectively, and total transfers from the Separate Account to the fixed account were $8,570,339 and $9,024,258, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$144	$3,494
ALVDAA	534	934
ALVIVB	37,211	12,577
ALVSVA	199,300	154,051
WFVSCG	38,724	126,038
AMVBC4	334,981	135,709
AMVGS4	5,265	4,510
AMVGV2	5,829	4,350
BRVGA1	253,181	303,989
BRVHYI	46,832	48,050
MLVGA2	261,246	161,470
DCAP	-	56
DSIF	1,711,259	1,295,760
DVSCS	1,032,597	421,595
DWVSVS	30,791	36,527
DFVGB	38,490	35,232
DFVGMI	9,793	15,571
DFVIPS	11,261	183,673
DFVIS	31,257	69,755
DFVIV	43,228	103,512
DFVSTF	258,154	35,559
DFVULV	110,660	72,783
DFVUTV	58,625	260,914
DSGIBA	115,503	91,200
FQB	156,012	89,976
FCS	1,672,665	477,156
FEIS	712,589	553,158
FEMS	18,736	35,092
FF10S	239,512	714,669
FF20S	212,791	265,613
FF30S	417,393	318,289
FGS	4,148,297	1,140,671
FIGBS	1,155,038	404,045
FMCS	1,769,880	1,489,373
FNRS2	447,555	1,568,224
FOS	330,771	315,965
FRESS	33,159	16,250
FVSS	43,661	36,778
FVSS2	196,912	58,340
FTVDM2	114,782	129,974
FTVFA1	6,937	5,567
FTVFA2	292,154	548,377
FTVGB1	41,068	49,791
FTVGI2	80,063	104,564
FTVIS1	42,146	9,577
FTVIS2	186,906	353,478
FTVMD1	26,515	114
FTVSVI	502,476	803,572
TIF2	87,979	220,901
GVGMNS	4,247	4,942

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

GVMSAS	3,055	1,731
RVARS	10,420	4,223
ACEG	17,408	308,230
AVMCCI	15,898	28,931
IVBRA1	417,589	153,535
OVAG	122,399	186,283
OVGS	592,724	1,143,004
OVIG	364,468	121,093
OVSB	47,725	39,242
OVSC	178,006	308,787
WRASP	278,628	628,336
WRBDP	655	93
WRBP	1,652	602
WRGNR	558	65
WRHIP	92,839	39,007
WRMCG	57,344	198,466
WRPAP	2,179	614
WRPMAP	2,593	581
WRSCP	319	84
WRSTP	1,314	1,408
JACAS	342,901	299,106
JAEI	561,203	143,670
JAGTS	1,079,492	939,015
JAIGS	137,601	206,644
JAWGS	45,552	18,295
LPVCII	22,016	98
LVCLGI	19,335	91
LACIP2	275,630	17,104
LACIPS	1,029,733	51,619
LACMV2	4,712,326	1,124,185
LOVTRC	479,651	201,775
MNDIC	49,666	319,219
MV2IGI	213,922	164,639
MV3MVI	246,094	44,888
MVFIC	1,286,264	711,784
MVIGIC	280,863	32,742
MVIVIC	72,262	104,890
MVIVSC	214,278	261,123
DTRTFB	150,528	7,848
EIF	506,700	357,334
GBF	390,581	279,884
GEM	239,702	210,451
GIG	60,811	56,072
GVAAA2	771,572	612,886
GVABD2	93,908	128,732
GVAGG2	277,583	294,205
GVAGI2	275,198	628,493
GVAGR2	1,019,492	1,175,308
GVDMA	781,719	3,929,501
GVDMC	29,393	84,992
GVEX1	2,513,216	1,965,787
GVIDA	241,369	1,187,150
GVIDC	15,429	21,074
GVIDM	56,425	1,912,342
GVIX2	31,709	79,427
HIBF	284,883	59,627
IDPG	20,309	35,525
IDPGI	17,007	9,562
MCIF	571,664	415,125
MSBF	385,464	207,714
NCPG	67,238	25,563
NCPGI	14,475	6,689
NVAMV1	312,866	377,042
NVAMVX	874,235	576,759
NVBX	186,152	80,115
NVCBD1	52,623	26,776
NVCCA1	340,637	153,394
NVCCN1	17,398	23,725

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NVCMA1	646,366	1,661,400
NVCMC1	19,739	56,014
NVCMD1	251,062	267,443
NVCRA1	467,873	555,544
NVCRB1	187,639	146,456
NVDBL2	25,125	32,682
NVDBLP	77,865	109,850
NVDCA2	-	6,307
NVDCAP	69,343	45,756
NVDMAP	142,955	170,271
NVDMCP	37,541	134,836
NVFIII	10,283	2,087
NVGEII	431,976	123,651
NVIDAP	191,399	297,476
NVIDCP	17,873	7,432
NVIDMP	454,972	678,158
NVIE6	5,874	37,160
NVIX	126,733	66,427
NVLCP1	271,114	167,670
NVMIG1	78,166	300,406
NVMIVX	387,740	210,636
NVMLG1	2,207,870	708,672
NVMMG1	37,969	372,322
NVMMV1	27,562	6,685
NVMMV2	174,821	233,400
NVNMO1	942,631	78,135
NVNSR2	445,792	191,745
NVOLG1	878,137	4,292,896
NVRE1	283,135	789,898
NVSIX2	80,148	76,519
NVSTB1	27,035	4,686
NVSTB2	53,348	184,587
NVTIV3	90,042	123,290
SAM	1,514,955	1,565,811
SAM5	1,138,363	1,147,498
SCF	235,291	211,105
SCGF	157,642	150,119
SCVF	96,751	204,721
TRF	278,700	269,216
AMMCGS	18,272	77,657
AMSRS	181,760	171,088
AMTB	158,974	78,726
NOTB3	17,145	10,995
NOTG3	48,076	30,703
NOTMG3	32,689	26,666
PMVAAA	39,177	188,656
PMVFBA	23,385	25,745
PMVLDA	185,108	225,655
PMVRSA	11,582	60,420
PMVTRA	-	31
PVSTA	176,181	4,811
PVEIB	202,620	189,401
PVGOB	98,850	32,672
PVNOB	62,603	251
TRHS2	443,547	518,825
TRHSP	242,552	673,692
TRMCG2	12,066	544
VWHA	72,422	660,301
VRVDRI	10,324	5,590

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2024	0.00%	540	$11.79	$6,362	0.00%	5.96%
2023	0.00%	817	11.13	9,091	0.03%	11.27%	*	***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2024	0.00%	986	17.93	17,677	1.33%	10.65%
2023	0.00%	1,022	16.20	16,568	0.73%	13.70%
2022	0.00%	1,701	14.25	24,241	0.96%	-18.45%
2021	0.00%	11,851	17.47	207,090	1.93%	9.67%
2020	0.00%	11,130	15.93	177,336	1.92%	5.02%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.00%	12,641	10.61	134,085	2.45%	4.81%
2023	0.00%	10,631	10.12	107,597	0.79%	14.83%
2022	0.00%	5,497	8.81	48,449	5.92%	-13.79%
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.00%	67,843	38.85	2,635,909	0.87%	10.02%
2023	0.00%	70,706	35.31	2,496,964	1.07%	17.18%
2022	0.00%	73,660	30.14	2,219,922	1.10%	-15.63%
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.00%	7,898	58.20	459,661	0.00%	18.70%
2023	0.00%	9,508	49.03	466,163	0.00%	4.11%
2022	0.00%	9,884	47.10	465,509	0.00%	-34.42%
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.00%	22,677	13.76	312,012	1.71%	18.85%
2023	0.00%	8,363	11.58	96,821	2.84%	16.97%
2022	0.00%	1,365	9.90	13,509	0.33%	-1.03%	*	***
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.00%	466	11.06	5,154	0.10%	2.12%
2023	0.00%	402	10.83	4,354	0.00%	8.27%	*	***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2024	0.00%	932	10.14	9,450	4.48%	0.75%
2023	0.00%	820	10.06	8,254	2.87%	0.64%	*	***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2024	0.00%	89,530	20.81	1,862,703	1.29%	9.23%
2023	0.00%	98,571	19.05	1,877,449	2.33%	12.83%
2022	0.00%	96,114	16.88	1,622,510	0.00%	-15.86%
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2024	0.00%	19,934	14.41	287,247	6.85%	8.26%
2023	0.00%	21,438	13.31	285,343	6.53%	13.21%
2022	0.00%	22,847	11.76	268,612	5.25%	-10.35%
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2024	0.00%	95,775	28.16	2,696,852	1.23%	9.09%
2023	0.00%	99,634	25.81	2,571,825	2.10%	12.60%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	109,238	22.93	2,504,301	0.00%	-15.99%
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.00%	148,641	69.26	10,294,683	1.17%	24.66%
2023	0.00%	153,486	55.56	8,527,314	1.41%	25.93%
2022	0.00%	165,070	44.12	7,282,679	1.34%	-18.32%
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.00%	91,119	52.39	4,773,943	1.03%	7.96%
2023	0.00%	81,054	48.53	3,933,566	1.05%	15.39%
2022	0.00%	84,984	42.06	3,574,302	0.92%	-16.65%
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.00%	11,847	26.37	312,403	0.95%	11.02%
2023	0.00%	12,667	23.75	300,867	0.64%	9.10%
2022	0.00%	14,803	21.77	322,282	0.51%	-12.36%
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2024	0.00%	17,021	12.27	208,923	4.73%	5.38%
2023	0.00%	17,562	11.65	204,555	4.04%	5.05%
2022	0.00%	17,096	11.09	189,548	1.41%	-6.33%
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.00%	8,541	17.45	149,042	2.69%	11.99%
2023	0.00%	9,164	15.58	142,790	3.34%	14.72%
2022	0.00%	7,200	13.58	97,792	1.39%	-10.96%
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2024	0.00%	7,450	12.07	89,932	1.34%	1.88%
2023	0.00%	21,871	11.85	259,137	4.18%	4.02%
2022	0.00%	20,092	11.39	228,859	9.86%	-12.45%
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2024	0.00%	10,757	22.35	240,404	3.04%	3.82%
2023	0.00%	13,014	21.53	280,166	3.26%	14.11%
2022	0.00%	12,766	18.87	240,840	2.70%	-17.64%
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.00%	9,606	21.20	203,632	3.17%	6.62%
2023	0.00%	12,884	19.88	256,141	5.11%	17.86%
2022	0.00%	12,362	16.87	208,528	4.16%	-3.46%
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2024	0.00%	25,622	11.78	301,763	11.68%	5.48%
2023	0.00%	7,806	11.16	87,157	3.83%	4.98%
2022	0.00%	7,578	10.64	80,594	0.75%	-1.16%
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2024	0.00%	14,724	37.93	558,550	2.06%	13.38%
2023	0.00%	15,596	33.46	521,776	2.23%	10.92%
2022	0.00%	16,480	30.16	497,074	2.49%	-4.88%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2024	0.00%	9,170	40.23	368,865	1.23%	8.14%
2023	0.00%	15,383	37.20	572,221	1.63%	20.03%
2022	0.00%	15,237	30.99	472,194	1.34%	-4.21%
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2024	0.00%	63,282	17.23	1,090,357	3.46%	9.10%
2023	0.00%	63,997	15.79	1,010,684	3.14%	14.89%
2022	0.00%	57,297	13.75	787,581	2.89%	-14.98%
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.00%	65,477	19.80	1,296,459	2.96%	3.89%
2023	0.00%	63,997	19.06	1,219,757	2.55%	6.14%
2022	0.00%	59,309	17.96	1,065,040	2.59%	-9.28%
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2024	0.00%	41,199	83.33	3,432,974	0.10%	33.63%
2023	0.00%	30,721	62.35	1,915,578	0.47%	33.34%
2022	0.00%	22,082	46.76	1,032,643	0.44%	-26.38%
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.00%	164,224	44.04	7,232,007	1.69%	15.24%
2023	0.00%	172,889	38.21	6,606,463	1.85%	10.53%
2022	0.00%	181,702	34.57	6,281,518	1.84%	-5.09%
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2024	0.00%	19,972	13.26	264,794	1.29%	9.87%
2023	0.00%	21,518	12.07	259,656	2.14%	9.61%
2022	0.00%	21,701	11.01	238,905	1.45%	-20.26%
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.00%	15,713	27.77	436,402	2.28%	5.26%
2023	0.00%	33,239	26.38	877,010	3.90%	9.28%
2022	0.00%	33,581	24.15	810,823	2.08%	-13.57%
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.00%	95,873	32.79	3,143,554	2.78%	7.55%
2023	0.00%	103,178	30.49	3,145,555	3.13%	12.34%
2022	0.00%	117,076	27.14	3,177,240	1.93%	-15.83%
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.00%	163,318	38.60	6,303,443	2.18%	9.34%
2023	0.00%	164,441	35.30	5,804,454	2.38%	14.56%
2022	0.00%	161,602	30.81	4,979,444	1.86%	-16.94%
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.00%	128,672	97.99	12,609,196	0.00%	30.27%
2023	0.00%	124,842	75.23	9,391,489	0.04%	36.09%
2022	0.00%	128,903	55.28	7,125,189	0.52%	-24.52%
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	256,728	18.81	4,829,002	3.67%	1.62%
2023	0.00%	225,466	18.51	4,173,193	2.66%	6.12%
2022	0.00%	211,509	17.44	3,689,082	2.24%	-13.03%
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.00%	145,890	60.44	8,818,300	0.46%	17.35%
2023	0.00%	160,883	51.51	8,286,511	0.51%	15.00%
2022	0.00%	174,604	44.79	7,819,979	0.40%	-14.85%
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.00%	170,303	29.82	5,078,335	1.93%	4.02%
2023	0.00%	210,858	28.67	6,044,639	2.52%	0.70%
2022	0.00%	228,622	28.47	6,508,269	2.25%	62.87%
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.00%	194,800	16.69	3,252,127	1.58%	4.95%
2023	0.00%	205,896	15.91	3,275,107	0.96%	20.41%
2022	0.00%	217,145	13.21	2,868,610	1.04%	-24.58%
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2024	0.00%	10,122	13.17	133,344	4.20%	6.38%
2023	0.00%	9,162	12.38	113,466	2.42%	11.09%
2022	0.00%	8,284	11.15	92,352	1.29%	-27.62%
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.00%	5,187	51.43	266,760	0.93%	9.27%
2023	0.00%	5,871	47.06	276,315	1.13%	20.77%
2022	0.00%	5,889	38.97	229,484	0.93%	-7.19%
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.00%	14,817	12.76	189,122	1.43%	9.16%
2023	0.00%	6,131	11.69	71,690	1.82%	20.61%
2022	0.00%	1,113	9.70	10,791	1.08%	-3.05%	****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.00%	84,176	13.94	1,173,060	3.95%	7.67%
2023	0.00%	89,278	12.94	1,155,562	2.03%	12.62%
2022	0.00%	89,623	11.49	1,030,012	2.61%	-21.98%
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2024	0.00%	3,052	23.79	72,598	2.25%	9.33%
2023	0.00%	3,053	21.76	66,431	1.70%	14.77%
2022	0.00%	3,003	18.96	56,930	1.95%	-15.68%
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.00%	20,181	23.32	470,716	2.06%	9.15%
2023	0.00%	31,480	21.37	672,678	1.45%	14.61%
2022	0.00%	32,153	18.64	599,475	1.65%	-16.00%
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2024	0.00%	47,658	9.38	447,158	0.00%	-11.13%
2023	0.00%	48,406	10.56	511,042	0.00%	3.19%
2022	0.00%	53,237	10.23	544,650	0.00%	-4.85%
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.00%	179,955	8.21	1,478,044	0.00%	-11.37%
2023	0.00%	182,704	9.27	1,693,148	0.00%	2.88%
2022	0.00%	182,849	9.01	1,646,981	0.00%	-4.95%
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2024	0.00%	17,216	21.90	377,019	5.14%	7.46%
2023	0.00%	16,618	20.38	338,658	5.13%	8.87%
2022	0.00%	17,346	18.72	324,685	4.98%	-5.24%
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.00%	89,739	28.72	2,577,729	5.06%	7.20%
2023	0.00%	101,022	26.79	2,706,833	5.13%	8.62%
2022	0.00%	98,825	24.67	2,437,753	4.89%	-5.47%
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)
2024	0.00%	2,313	10.30	23,839	2.50%	3.05%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2024	0.00%	125,885	50.72	6,384,789	1.10%	12.01%
2023	0.00%	136,259	45.28	6,169,838	0.74%	13.02%
2022	0.00%	139,518	40.06	5,589,573	1.24%	-9.82%
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2024	0.00%	148,208	11.05	1,638,243	2.40%	-1.00%
2023	0.00%	163,537	11.17	1,825,903	3.10%	20.76%
2022	0.00%	156,901	9.25	1,450,694	3.15%	-7.61%
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	0.00%	6,246	18.30	114,303	3.15%	11.76%
2023	0.00%	6,488	16.37	106,223	2.02%	15.57%
2022	0.00%	4,135	14.17	58,580	0.00%	-19.16%
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.00%	5,446	12.02	65,450	2.76%	3.29%
2023	0.00%	5,487	11.64	63,850	6.49%	7.77%
2022	0.00%	6,406	10.80	69,166	5.98%	-6.54%
2021	0.00%	1,265	11.55	14,614	1.73%	4.84%
2020	0.00%	413	11.02	4,551	2.17%	6.72%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.00%	8,308	12.36	102,655	4.93%	-3.66%
2023	0.00%	8,240	12.83	105,686	2.56%	4.37%
2022	0.00%	13,878	12.29	170,547	1.30%	-3.40%
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.00%	17,504	55.72	975,239	0.00%	34.89%
2023	0.00%	23,264	41.31	960,951	0.00%	40.93%
2022	0.00%	17,007	29.31	498,483	0.00%	-31.11%
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2024	0.00%	2,232	29.09	64,909	0.34%	17.07%
2023	0.00%	2,817	24.85	69,992	0.28%	14.47%
2022	0.00%	3,053	21.71	66,270	0.35%	-14.26%
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2024	0.00%	132,992	15.02	1,997,124	6.19%	3.88%
2023	0.00%	123,352	14.46	1,783,193	0.00%	6.63%
2022	0.00%	117,345	13.56	1,590,826	7.50%	-14.35%
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.00%	94,776	17.13	1,623,706	0.00%	24.23%
2023	0.00%	99,296	13.79	1,369,332	0.00%	13.15%
2022	0.00%	98,006	12.19	1,194,455	0.00%	-30.98%
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	*	***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.00%	164,564	38.52	6,339,688	0.00%	16.07%
2023	0.00%	188,775	33.19	6,265,709	0.23%	34.73%
2022	0.00%	180,276	24.63	4,441,028	0.00%	-31.76%
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.00%	146,343	14.01	2,050,076	0.66%	-1.67%
2023	0.00%	140,328	14.25	1,999,221	0.60%	21.06%
2022	0.00%	139,765	11.77	1,644,782	0.00%	-27.13%
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.00%	30,907	12.17	376,198	3.14%	3.16%
2023	0.00%	31,188	11.80	367,994	0.00%	8.88%
2022	0.00%	31,322	10.84	339,419	0.00%	-11.46%
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.00%	52,005	58.97	3,066,795	0.00%	12.68%
2023	0.00%	56,294	52.33	2,946,031	1.15%	18.13%
2022	0.00%	59,559	44.30	2,638,573	0.55%	-15.83%
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.00%	140,985	22.69	3,199,345	1.85%	12.44%
2023	0.00%	165,706	20.18	3,344,381	2.13%	13.94%
2022	0.00%	182,314	17.71	3,229,518	1.52%	-14.74%
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
2024	0.00%	398	16.32	6,498	2.96%	2.45%
2023	0.00%	373	15.93	5,933	2.73%	7.17%
2022	0.00%	347	14.86	5,156	2.44%	-15.79%
2021	0.00%	319	17.65	5,629	1.98%	-0.85%
2020	0.00%	295	17.80	5,250	2.51%	10.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
2024	0.00%	417	34.18	14,252	1.29%	15.60%
2023	0.00%	390	29.57	11,523	0.76%	16.03%
2022	0.00%	352	25.48	8,970	1.11%	-16.06%
2021	0.00%	324	30.36	9,836	0.97%	15.97%
2020	0.00%	298	26.18	7,801	1.38%	14.11%
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
2024	0.00%	638	7.05	4,500	5.52%	-0.58%
2023	0.00%	599	7.09	4,245	2.51%	1.59%
2022	0.00%	561	6.98	3,916	1.61%	17.78%
2021	0.00%	522	5.93	3,093	1.59%	26.68%
2020	0.00%	474	4.68	2,217	2.29%	-11.99%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.00%	24,245	28.39	688,400	6.37%	6.19%
2023	0.00%	23,829	26.74	637,111	6.34%	11.75%
2022	0.00%	24,347	23.93	582,516	6.85%	-10.97%
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.00%	10,786	57.31	618,163	0.00%	2.20%
2023	0.00%	13,651	56.07	765,462	0.00%	19.61%
2022	0.00%	14,345	46.88	672,471	0.00%	-30.79%
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)
2024	0.00%	832	35.59	29,622	1.18%	10.99%
2023	0.00%	797	32.07	25,546	6.06%	17.46%
2022	0.00%	755	27.30	20,612	1.95%	-16.68%
2021	0.00%	712	32.77	23,330	1.62%	18.93%
2020	0.00%	671	27.55	18,486	1.43%	15.70%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)
2024	0.00%	819	32.14	26,314	1.45%	10.22%
2023	0.00%	765	29.16	22,319	5.84%	16.43%
2022	0.00%	704	25.04	17,629	2.36%	-15.83%
2021	0.00%	640	29.75	19,040	1.85%	16.88%
2020	0.00%	585	25.45	14,890	1.71%	15.12%
Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)
2024	0.00%	190	35.10	6,674	0.00%	14.26%
2023	0.00%	183	30.72	5,618	0.00%	13.04%
2022	0.00%	175	27.18	4,756	0.00%	-26.77%
2021	0.00%	165	37.11	6,124	0.93%	3.99%
2020	0.00%	158	35.69	5,639	0.00%	37.66%
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
2024	0.00%	226	82.90	18,701	0.00%	30.59%
2023	0.00%	234	63.48	14,841	0.00%	39.06%
2022	0.00%	229	45.65	10,454	0.00%	-31.84%
2021	0.00%	204	66.98	13,663	0.00%	15.17%
2020	0.00%	199	58.16	11,573	0.00%	35.36%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.00%	55,424	85.44	4,735,206	0.01%	28.14%
2023	0.00%	58,516	66.68	3,901,547	0.13%	39.65%
2022	0.00%	61,745	47.74	2,947,937	0.05%	-33.73%
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	0.00%	122,100	25.11	3,066,449	0.74%	15.61%
2023	0.00%	109,735	21.72	2,383,874	0.17%	18.07%
2022	0.00%	106,705	18.40	1,963,260	0.20%	-15.94%
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.00%	111,594	85.14	9,500,941	0.00%	31.76%
2023	0.00%	110,235	64.62	7,123,167	0.00%	54.27%
2022	0.00%	97,936	41.89	4,102,069	0.00%	-37.12%
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.00%	168,184	16.84	2,831,839	1.30%	5.58%
2023	0.00%	174,347	15.95	2,780,527	1.43%	10.58%
2022	0.00%	174,859	14.42	2,521,783	1.70%	-8.84%
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	0.00%	2,420	11.27	27,262	0.81%	12.65%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	1,787	11.34	20,269	1.36%	13.41%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	0.00%	1,594	12.02	19,162	0.00%	20.21%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)
2024	0.00%	25,032	10.34	258,823	3.40%	3.40%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.00%	94,594	10.33	977,131	3.31%	3.30%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.00%	348,388	10.68	3,721,852	1.89%	6.83%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.00%	96,021	11.27	1,082,513	4.83%	2.66%
2023	0.00%	75,067	10.98	824,374	4.77%	6.34%
2022	0.00%	57,840	10.33	597,342	3.14%	-14.05%
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2024	0.00%	26,663	32.69	871,657	0.00%	6.72%
2023	0.00%	35,041	30.63	1,073,392	0.00%	14.41%
2022	0.00%	35,950	26.77	962,511	0.00%	-29.76%
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2024	0.00%	54,609	34.05	1,859,390	0.35%	16.27%
2023	0.00%	58,303	29.29	1,707,423	0.30%	24.01%
2022	0.00%	61,198	23.62	1,445,256	0.10%	-19.26%
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2024	0.00%	20,519	21.10	433,038	1.35%	13.75%
2023	0.00%	11,226	18.55	208,284	1.50%	12.73%
2022	0.00%	9,335	16.46	153,645	0.91%	-8.79%
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.00%	212,986	51.45	10,957,856	1.64%	11.61%
2023	0.00%	221,164	46.10	10,194,736	1.65%	7.93%
2022	0.00%	229,785	42.71	9,813,735	1.44%	-5.91%
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2024	0.00%	33,514	14.76	494,547	1.20%	9.00%
2023	0.00%	16,569	13.54	224,307	0.87%	14.72%
2022	0.00%	5,542	11.80	65,400	0.60%	-14.95%
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2024	0.00%	23,816	28.61	681,425	1.36%	7.25%
2023	0.00%	26,437	26.68	705,318	0.73%	17.66%
2022	0.00%	28,177	22.68	638,932	0.74%	-23.56%
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.00%	76,800	32.12	2,466,775	1.15%	6.97%
2023	0.00%	82,715	30.03	2,483,743	0.47%	17.37%
2022	0.00%	85,180	25.58	2,179,280	0.50%	-23.75%
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.00%	17,616	10.61	186,853	14.98%	3.18%
2023	0.00%	5,903	10.28	60,686	2.84%	5.66%
2022	0.00%	4,672	9.73	45,453	2.97%	-13.21%
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.00%	124,414	43.85	5,455,688	1.79%	9.86%
2023	0.00%	128,403	39.92	5,125,373	1.80%	11.99%
2022	0.00%	154,417	35.64	5,504,101	1.55%	-3.99%
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.00%	165,163	15.36	2,536,458	3.48%	1.03%
2023	0.00%	163,905	15.20	2,491,547	2.65%	4.70%
2022	0.00%	177,171	14.52	2,572,275	2.12%	-12.55%
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.00%	252,825	11.09	2,803,205	1.31%	6.28%
2023	0.00%	253,060	10.43	2,639,929	1.71%	4.16%
2022	0.00%	248,206	10.02	2,485,811	0.92%	-24.75%
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.00%	55,879	17.54	980,054	2.54%	11.31%
2023	0.00%	56,997	15.76	898,134	2.80%	21.70%
2022	0.00%	59,305	12.95	767,865	4.20%	-14.12%
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.00%	378,565	35.20	13,325,368	0.00%	16.00%
2023	0.00%	387,712	30.35	11,765,380	0.00%	13.84%
2022	0.00%	398,395	26.66	10,619,905	0.00%	-13.74%
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.00%	81,015	14.98	1,213,690	0.00%	0.82%
2023	0.00%	83,298	14.86	1,237,686	0.00%	4.50%
2022	0.00%	64,031	14.22	910,416	0.00%	-12.80%
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.00%	82,186	46.37	3,811,234	0.00%	13.23%
2023	0.00%	87,343	40.96	3,577,224	0.00%	22.14%
2022	0.00%	92,414	33.53	3,098,792	0.00%	-25.05%
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.00%	60,980	45.38	2,767,213	0.00%	23.76%
2023	0.00%	72,620	36.67	2,662,848	0.00%	25.68%
2022	0.00%	75,230	29.18	2,194,883	0.00%	-16.82%
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.00%	149,458	74.24	11,095,069	0.00%	31.15%
2023	0.00%	157,796	56.60	8,931,841	0.00%	37.95%
2022	0.00%	169,114	41.03	6,938,983	0.00%	-30.22%
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.00%	1,372,663	35.22	48,346,340	0.00%	11.21%
2023	0.00%	1,466,821	31.67	46,455,571	0.00%	17.93%
2022	0.00%	1,517,665	26.86	40,758,514	0.00%	-18.28%
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.00%	40,887	24.00	981,405	0.00%	6.09%
2023	0.00%	43,288	22.63	979,422	0.00%	11.25%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	44,056	20.34	896,033	0.00%	-14.39%
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.00%	624,823	44.88	28,041,067	1.03%	24.76%
2023	0.00%	618,932	35.97	22,263,763	1.40%	25.96%
2022	0.00%	595,118	28.56	16,995,509	1.24%	-18.31%
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.00%	304,045	38.43	11,684,530	0.00%	12.63%
2023	0.00%	329,243	34.12	11,233,571	0.00%	19.38%
2022	0.00%	332,826	28.58	9,512,261	0.00%	-18.89%
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.00%	34,950	19.04	665,313	0.00%	3.82%
2023	0.00%	35,256	18.34	646,433	0.00%	8.03%
2022	0.00%	42,731	16.97	725,270	0.00%	-12.19%
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.00%	612,176	29.42	18,008,398	0.00%	9.02%
2023	0.00%	677,839	26.98	18,290,659	0.00%	14.72%
2022	0.00%	780,416	23.52	18,356,268	0.00%	-16.55%
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2024	0.00%	28,678	14.80	424,441	3.21%	2.89%
2023	0.00%	32,796	14.39	471,783	2.14%	17.31%
2022	0.00%	39,154	12.26	480,134	3.79%	-14.51%
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.00%	55,819	28.38	1,583,984	5.92%	6.28%
2023	0.00%	50,697	26.70	1,353,662	6.11%	13.13%
2022	0.00%	51,831	23.60	1,223,370	5.54%	-11.93%
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2024	0.00%	6,624	16.85	111,626	0.00%	9.43%
2023	0.00%	7,599	15.40	117,032	0.00%	13.20%
2022	0.00%	8,512	13.60	115,802	0.00%	-14.96%
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2024	0.00%	9,685	15.13	146,487	0.00%	7.83%
2023	0.00%	9,187	14.03	128,869	0.00%	12.38%
2022	0.00%	8,551	12.48	106,739	0.00%	-13.87%
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.00%	96,814	60.20	5,828,653	1.08%	13.49%
2023	0.00%	99,787	53.05	5,293,312	1.25%	16.06%
2022	0.00%	103,079	45.71	4,711,468	1.18%	-13.40%
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.00%	107,293	23.84	2,557,743	6.52%	10.34%
2023	0.00%	106,394	21.60	2,298,597	6.10%	8.70%
2022	0.00%	94,133	19.88	1,870,956	3.67%	-2.30%
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2024	0.00%	41,665	17.23	718,002	0.00%	11.32%
2023	0.00%	39,282	15.48	608,097	0.00%	12.61%
2022	0.00%	40,852	13.75	561,566	0.00%	-15.08%
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2024	0.00%	11,388	15.51	176,611	0.00%	8.90%
2023	0.00%	10,885	14.24	155,012	0.00%	12.70%
2022	0.00%	10,252	12.64	129,547	0.00%	-13.61%
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.00%	59,151	59.97	3,547,307	1.73%	15.32%
2023	0.00%	65,790	52.01	3,421,432	1.70%	8.84%
2022	0.00%	75,256	47.78	3,595,794	1.16%	-1.13%
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.00%	260,336	19.90	5,180,008	1.93%	15.49%
2023	0.00%	268,648	17.23	4,628,554	1.92%	9.00%
2022	0.00%	275,461	15.81	4,354,243	1.36%	-1.02%
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2024	0.00%	89,018	11.33	1,008,736	3.01%	1.08%
2023	0.00%	82,452	11.21	924,335	2.74%	5.19%
2022	0.00%	82,319	10.66	877,301	2.36%	-13.39%
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.00%	36,891	15.64	577,114	3.30%	1.37%
2023	0.00%	36,429	15.43	562,166	3.14%	5.19%
2022	0.00%	37,542	14.67	550,779	2.41%	-14.69%
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2024	0.00%	255,673	27.81	7,110,977	0.00%	12.58%
2023	0.00%	251,330	24.70	6,209,069	0.00%	16.45%
2022	0.00%	244,972	21.21	5,196,886	0.00%	-14.95%
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2024	0.00%	43,483	17.81	774,267	0.00%	5.18%
2023	0.00%	43,837	16.93	742,112	0.00%	8.91%
2022	0.00%	44,356	15.54	689,463	0.00%	-11.97%
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2024	0.00%	598,851	29.74	17,808,285	0.00%	13.74%
2023	0.00%	644,680	26.15	16,855,663	0.00%	18.07%
2022	0.00%	712,653	22.15	15,781,738	0.00%	-15.01%
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2024	0.00%	17,602	21.61	380,298	0.00%	7.79%
2023	0.00%	19,396	20.04	388,771	0.00%	11.88%
2022	0.00%	19,489	17.92	349,168	0.00%	-13.05%
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2024	0.00%	242,852	25.80	6,266,493	0.00%	11.18%
2023	0.00%	246,874	23.21	5,729,730	0.00%	14.95%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	252,692	20.19	5,101,857	0.00%	-14.08%
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2024	0.00%	228,082	31.72	7,234,700	0.00%	15.44%
2023	0.00%	234,228	27.48	6,435,801	0.00%	19.74%
2022	0.00%	235,190	22.95	5,396,874	0.00%	-15.23%
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2024	0.00%	107,463	23.44	2,519,462	0.00%	9.34%
2023	0.00%	106,545	21.44	2,284,502	0.00%	13.40%
2022	0.00%	121,161	18.91	2,290,922	0.00%	-13.60%
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.00%	20,739	26.57	550,936	0.00%	7.79%
2023	0.00%	21,026	24.65	518,183	0.00%	13.04%
2022	0.00%	21,652	21.80	472,063	0.00%	-14.99%
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2024	0.00%	31,938	19.78	631,567	0.00%	7.94%
2023	0.00%	33,625	18.32	615,990	0.00%	13.14%
2022	0.00%	33,747	16.19	546,443	0.00%	-14.84%
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.00%	4,089	35.00	143,123	0.00%	10.47%
2023	0.00%	4,275	31.69	135,457	0.00%	16.38%
2022	0.00%	4,490	27.23	122,248	0.00%	-17.57%
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2024	0.00%	54,654	24.37	1,332,156	0.00%	10.67%
2023	0.00%	53,705	22.02	1,182,765	0.00%	16.56%
2022	0.00%	50,776	18.89	959,373	0.00%	-17.50%
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2024	0.00%	88,670	26.39	2,339,825	0.00%	11.43%
2023	0.00%	89,649	23.68	2,122,983	0.00%	18.14%
2022	0.00%	86,603	20.05	1,735,963	0.00%	-18.23%
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2024	0.00%	25,431	17.88	454,768	0.00%	6.34%
2023	0.00%	31,205	16.82	524,749	0.00%	11.45%
2022	0.00%	30,210	15.09	455,834	0.00%	-14.34%
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.00%	1,761	10.15	17,865	4.32%	0.81%
2023	0.00%	1,017	10.07	10,240	3.00%	5.22%
2022	0.00%	721	9.57	6,897	2.00%	-13.74%
2021	0.00%	587	11.09	6,509	0.95%	-2.02%
2020	0.00%	998	11.32	11,296	0.91%	7.12%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2024	0.00%	31,305	17.85	558,893	1.79%	15.57%
2023	0.00%	13,968	15.45	215,785	1.69%	20.48%
2022	0.00%	10,255	12.82	131,490	5.11%	-16.38%
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2024	0.00%	89,004	29.31	2,608,973	0.00%	12.81%
2023	0.00%	92,544	25.98	2,404,728	0.00%	19.52%
2022	0.00%	87,879	21.74	1,910,624	0.00%	-18.77%
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2024	0.00%	26,558	14.56	386,609	0.00%	4.04%
2023	0.00%	25,796	13.99	360,933	0.00%	8.16%
2022	0.00%	24,976	12.94	323,097	0.00%	-12.04%
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2024	0.00%	283,061	21.99	6,223,750	0.00%	9.18%
2023	0.00%	293,419	20.14	5,909,292	0.00%	14.95%
2022	0.00%	281,826	17.52	4,937,499	0.00%	-16.49%
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.00%	10,982	17.09	187,645	2.18%	11.01%
2023	0.00%	13,081	15.39	201,352	2.60%	21.46%
2022	0.00%	13,693	12.67	173,526	3.55%	-14.38%
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2024	0.00%	106,108	14.93	1,583,745	3.55%	3.11%
2023	0.00%	106,050	14.48	1,535,153	2.58%	17.58%
2022	0.00%	109,854	12.31	1,352,488	3.97%	-14.29%
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.00%	116,386	17.79	2,070,196	3.45%	2.02%
2023	0.00%	114,249	17.44	1,992,000	3.67%	7.40%
2022	0.00%	115,659	16.23	1,877,702	2.63%	-13.46%
2021	0.00%	121,706	18.76	2,283,192	4.98%	-0.72%
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.00%	139,518	14.13	1,970,815	0.32%	-1.35%
2023	0.00%	154,545	14.32	2,212,933	1.88%	15.67%
2022	0.00%	174,561	12.38	2,160,931	0.00%	-37.93%
2021	0.00%	187,456	19.94	3,738,378	0.39%	-1.08%
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.00%	162,683	14.82	2,410,324	6.26%	4.44%
2023	0.00%	160,917	14.19	2,282,820	2.74%	15.67%
2022	0.00%	160,112	12.26	1,963,659	3.76%	-5.86%
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.00%	165,921	76.19	12,640,957	0.80%	26.06%
2023	0.00%	157,790	60.44	9,536,147	5.35%	35.36%
2022	0.00%	169,682	44.65	7,576,250	5.19%	-12.49%
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.00%	103,197	38.20	3,942,361	0.00%	18.50%
2023	0.00%	112,601	32.24	3,630,042	0.00%	20.58%
2022	0.00%	119,573	26.74	3,196,965	0.00%	-37.61%
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.00%	4,726	33.56	158,596	1.15%	8.54%
2023	0.00%	4,241	30.92	131,136	1.58%	8.82%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	4,822	28.41	137,011	1.54%	-2.59%
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.00%	86,248	37.42	3,227,715	1.01%	8.49%
2023	0.00%	90,210	34.50	3,111,934	1.51%	8.63%
2022	0.00%	105,210	31.76	3,341,003	1.39%	-2.66%
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.00%	58,045	44.40	2,577,222	0.46%	21.48%
2023	0.00%	56,590	36.55	2,068,319	0.53%	23.39%
2022	0.00%	58,135	29.62	1,721,985	0.40%	-17.06%
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.00%	83,807	36.87	3,090,309	0.18%	8.47%
2023	0.00%	88,199	33.99	2,998,251	0.29%	20.68%
2022	0.00%	94,828	28.17	2,671,170	0.50%	-22.95%
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.00%	413,669	84.77	35,065,993	1.19%	22.80%
2023	0.00%	463,507	69.03	31,995,907	1.42%	23.88%
2022	0.00%	509,911	55.72	28,413,944	0.88%	-22.10%
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.00%	144,430	26.55	3,834,060	2.31%	10.72%
2023	0.00%	167,036	23.98	4,004,703	2.33%	12.88%
2022	0.00%	173,619	21.24	3,687,718	1.56%	-28.52%
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.00%	57,958	26.87	1,557,115	0.93%	10.87%
2023	0.00%	58,860	24.23	1,426,292	1.19%	16.35%
2022	0.00%	57,100	20.83	1,189,222	0.84%	-20.72%
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2024	0.00%	11,195	12.32	137,933	4.76%	4.48%
2023	0.00%	9,836	11.70	115,040	3.80%	5.95%
2022	0.00%	10,376	11.04	114,533	2.39%	-5.39%
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
Nationwide Variable Insurance Trust—NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.00%	62,036	13.42	832,246	3.68%	5.06%
2023	0.00%	74,518	12.77	951,549	3.57%	5.69%
2022	0.00%	77,103	12.08	931,587	1.95%	-5.67%
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.00%	60,995	23.81	1,452,382	5.96%	4.25%
2023	0.00%	66,224	22.84	1,512,544	2.47%	15.56%
2022	0.00%	75,955	19.76	1,501,214	3.57%	-5.99%
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.00%	636,104	13.28	8,444,438	4.78%	4.88%
2023	0.00%	671,183	12.66	8,495,263	4.65%	4.75%
2022	0.00%	718,370	12.08	8,680,462	1.32%	1.30%
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2024	0.00%	38,859	11.60	450,721	4.74%	4.94%
2023	0.00%	41,358	11.05	457,140	4.60%	4.80%
2022	0.00%	74,226	10.55	782,875	1.54%	1.33%
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.00%	61,730	53.86	3,325,019	0.12%	13.08%
2023	0.00%	63,184	47.63	3,009,555	0.52%	13.99%
2022	0.00%	65,495	41.79	2,736,820	0.45%	-18.77%
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.00%	39,090	47.81	1,868,933	0.00%	21.21%
2023	0.00%	38,813	39.44	1,530,956	0.00%	17.47%
2022	0.00%	40,043	33.58	1,344,627	0.00%	-30.37%
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.00%	31,364	42.38	1,329,071	0.71%	6.53%
2023	0.00%	34,382	39.78	1,367,635	0.43%	17.45%
2022	0.00%	35,585	33.87	1,205,187	0.34%	-12.91%
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.00%	99,104	50.04	4,958,717	1.07%	13.66%
2023	0.00%	103,727	44.02	4,566,444	1.33%	8.27%
2022	0.00%	111,727	40.66	4,542,732	1.18%	-8.44%
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.00%	8,909	25.23	224,795	0.00%	23.76%
2023	0.00%	12,077	20.39	246,210	0.00%	17.96%
2022	0.00%	12,575	17.28	217,331	0.00%	-28.83%
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.00%	20,435	63.86	1,304,994	0.23%	25.84%
2023	0.00%	21,354	50.75	1,083,609	0.33%	26.90%
2022	0.00%	24,449	39.99	977,706	0.45%	-18.45%
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.00%	76,420	14.47	1,105,504	5.68%	6.10%
2023	0.00%	74,996	13.64	1,022,580	4.62%	5.90%
2022	0.00%	75,284	12.88	969,308	3.78%	-5.19%
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2024	0.00%	24,560	14.91	366,235	2.62%	5.96%
2023	0.00%	24,793	14.07	348,929	0.18%	9.17%
2022	0.00%	25,038	12.89	322,777	17.97%	-12.08%
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2024	0.00%	22,428	16.13	361,705	2.29%	7.63%
2023	0.00%	21,812	14.98	326,831	0.39%	11.00%
2022	0.00%	21,501	13.50	290,243	7.53%	-13.79%
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2024	0.00%	20,298	16.05	325,773	2.57%	7.58%
2023	0.00%	20,456	14.92	305,179	0.37%	10.23%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	19,603	13.53	265,312	17.31%	-13.53%
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	0.00%	23,790	16.57	394,123	6.62%	3.74%
2023	0.00%	34,532	15.97	551,425	3.02%	8.14%
2022	0.00%	41,760	14.77	616,647	7.79%	-11.84%
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.00%	24,476	11.98	293,312	3.36%	-3.40%
2023	0.00%	25,487	12.41	316,185	2.53%	6.22%
2022	0.00%	26,680	11.68	311,606	1.58%	-18.98%
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.00%	170,225	14.23	2,422,770	3.99%	4.50%
2023	0.00%	180,129	13.62	2,453,360	3.61%	4.98%
2022	0.00%	186,479	12.97	2,419,389	1.65%	-5.75%
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.00%	17,124	8.75	149,901	2.14%	4.16%
2023	0.00%	23,238	8.40	195,302	18.13%	-7.85%
2022	0.00%	58,697	9.12	535,358	20.45%	8.61%
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.00%	17,005	11.34	192,894	4.89%	6.05%
2023	0.00%	1,944	10.70	20,795	4.46%	5.91%
2022	0.00%	3,757	10.10	37,942	1.01%	0.99%		* ***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.00%	128,567	24.38	3,134,378	1.09%	19.14%
2023	0.00%	135,091	20.46	2,764,285	1.92%	15.67%
2022	0.00%	122,880	17.69	2,173,875	0.77%	-3.13%
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	0.00%	29,853	42.36	1,264,725	0.00%	33.41%
2023	0.00%	29,325	31.76	931,254	0.00%	44.47%
2022	0.00%	26,239	21.98	576,752	0.00%	-30.50%
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.00%	4,544	14.35	65,183	0.20%	23.02%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.00%	51,572	66.82	3,445,837	0.00%	1.42%
2023	0.00%	57,112	65.88	3,762,650	0.00%	2.68%
2022	0.00%	63,080	64.16	4,047,189	0.00%	-12.69%
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2024	0.00%	43,822	49.23	2,157,239	0.00%	1.66%
2023	0.00%	56,105	48.43	2,716,887	0.00%	2.96%
2022	0.00%	58,714	47.03	2,761,477	0.00%	-12.47%
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.00%	934	12.27	11,456	0.00%	9.04%	to	9.04%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.00%	147,342	9.53	1,404,164	2.63%	-2.83%	to	-2.83%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	211,392	9.81	2,073,269	2.68%	-3.58%	to	-3.58%
2022	0.00%	214,734	10.17	2,184,344	1.75%	8.39%	to	8.39%
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%	to	18.92%
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%	to	19.11%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2024	0.00%	15,460	14.49	223,978	2.35%	11.15%	to	11.15%
2023	0.00%	15,648	13.03	203,960	2.53%	11.31%	to	11.31%
2022	0.00%	16,329	11.71	191,202	1.52%	-25.90%	to	-25.90%
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%	to	46.87%
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%	to	-1.33%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259
Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.